[Graphic]


           SEMI-ANNUAL
             REPORT
JUNE 1, 1999 - SEPTEMBER 30, 1999

---------------------------------

    MONEY MARKET FUNDS

[logo] NORWEST
       --------------------------
       ADVANTAGE FUNDS-Registered Trademark-



                                           MONEY MARKET FUNDS
                                    --------------------------------

                                          Cash Investment Fund

                                       Ready Cash Investment Fund

                                          U.S. Government Fund

                                             Treasury Fund

                                       Municipal Money Market Fund
















NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

 TABLE OF CONTENTS                                            SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

                                                                     PAGE
                                                                   --------
A MESSAGE TO OUR SHAREHOLDERS...............................           1

                  NORWEST ADVANTAGE FUNDS
         Statements of Assets and Liabilities...............           2
         Statements of Operations...........................           3
         Statements of Changes in Net Assets................           5
         Financial Highlights...............................           7
         Notes to Financial Statements......................           8
         Schedules of Investments...........................          11
                  Cash Investment Fund......................          11
                  Ready Cash Investment Fund................          11
                  U.S. Government Fund......................          11
                  Treasury Fund.............................          12
                  Municipal Money Market Fund...............          12
         Notes to Schedules of Investments..................          20

                   CORE TRUST (DELAWARE)
               SEPTEMBER 30, 1999 (UNAUDITED)
         Statements of Assets and Liabilities...............          22
         Schedules of Investments...........................          23
                  Prime Money Market Portfolio..............          23
                  Money Market Portfolio....................          24
         Notes to Schedules of Investments..................          26

                   CORE TRUST (DELAWARE)
                        MAY 31, 1999
         Independent Auditors' Report.......................          28
         Statements of Assets and Liabilities...............          29
         Statements of Operations...........................          30
         Statements of Changes in Net Assets................          31
         Financial Highlights...............................          32
         Notes to Financial Statements......................          33
         Schedules of Investments...........................          35
                  Prime Money Market Portfolio..............          35
                  Money Market Portfolio....................          36
         Notes to Schedules of Investments..................          38

                                                                 [LOGO]

 A MESSAGE TO OUR SHAREHOLDERS

--------------------------------------------------------------------------------

                                                                 November 1,
                                                                 1999

           To Our Shareholders:

               We are pleased to present the 1999 Semi-Annual Report for Norwest Advantage Money Market Funds for the four-month period ended September 30, 1999. This report includes our five money market funds.

               This special report reflects a change in the Funds' fiscal year-end to March 31 from May 31. We have made this change to improve our reporting process, and it will not impact the performance or objective of your investment. Because of the new year-end, this report is the second report we have sent you over the last four months. Our discussions will focus on the most recent period.

               During the period, the Federal Reserve Board raised short-term interest rates. Despite the interest rate increase during the period, the nation's economy remained strong. Earnings for U.S. companies were robust, we had a budget surplus, inflation and unemployment remained low, and Americans seemed confident about the future. We were also in the midst of a prolonged bull market, which made U.S. capital markets attractive to investors both at home and abroad. By the end of the period, however, stocks suffered a setback, hurt by worries over the Fed tightening and higher interest rates early in the period, and by a weaker dollar and rising commodity prices in September 1999. By late September, both the Dow Jones Industrial Average ("DJIA") and the Standard & Poor's 500 Index were off about 10% from their summer peaks. While investors can expect some potential volatility toward the end of the year due to Y2K concerns, the Year 2000 is expected to have a minimal impact on the U.S. because companies are prepared for the event.

               The interest rate increase was good news for the bond markets, which had discounted the Fed tightening in response to a strong economy before the rate increase. Although the DJIA reached record highs during the period, stocks have not outperformed bonds since the May-June period. The increase helped restore order to the bond market, which had seen prices tumble and yields rise above 6% on the benchmark 30-year U.S. Treasury bond. The higher the bond yields move, the more likely investors will be to switch from stocks to the safety of bonds.

               In addition, the short-term Treasury market experienced higher yields late in the period. However, during the last half of September there was a rally in the six-month bills as the three-month bills were experiencing maturities in late December. Consequently, investors stayed away from the late December maturities due to Y2K concerns and reinvestment risk in late December. Third quarter short-term agency yields rose more than short Treasury yields, widening the spread between agencies discount notes and T-Bills. Agency spreads widened out considerably in the front-end, primarily due to Y2K concerns. The spread in the three-month sector stood at 68 basis points, while the one-year spread was 60 basis points.

               As you read through this report and review the performance of the Funds within your portfolio, we encourage you to keep long-term goals in mind when making investment decisions. We recommend that you continually review your investment portfolio to determine an appropriate mix of investments to meet your ongoing needs. If you have any questions or need information, please contact us at 1-800-338-1348 or 612-667-8833, option 2.

               Thank you for choosing Norwest Advantage Funds.

                                      Sincerely,

                                      /s/ John Y. Keffer

                                      John Y. Keffer
                                      CHAIRMAN, NORWEST ADVANTAGE
                                      FUNDS

                                                                 [LOGO]

 STATEMENTS OF ASSETS AND LIABILITIES (unaudited)             SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

                                                                                                      MUNICIPAL
                                     CASH         READY CASH          U.S.                              MONEY
                                  INVESTMENT      INVESTMENT       GOVERNMENT        TREASURY          MARKET
                                   FUND (a)        FUND (a)           FUND             FUND             FUND
                                --------------  ---------------  ---------------  ---------------  ---------------
ASSETS
 Investments (Note 2)
  Investments at amortized
      cost and value..........  $5,786,477,076  $ 1,040,593,348  $ 2,085,128,665  $ 1,093,097,737  $ 1,074,038,940
  Repurchase agreements at
      cost and value..........               -                -    1,478,410,099                -                -
                                --------------  ---------------  ---------------  ---------------  ---------------
 Total investments at
     amortized cost and
     value....................   5,786,477,076    1,040,593,348    3,563,538,764    1,093,097,737    1,074,038,940

 Cash.........................               -                -                -           15,843          391,759
 Receivable for interest and
     other receivables........               -                -       13,202,594        6,871,045        7,142,732
 Receivable for investments
     sold.....................               -                -                -      490,606,481                -
                                --------------  ---------------  ---------------  ---------------  ---------------
TOTAL ASSETS..................   5,786,477,076    1,040,593,348    3,576,741,358    1,590,591,106    1,081,573,431
                                --------------  ---------------  ---------------  ---------------  ---------------

LIABILITIES
  Payable for investments
      purchased...............               -                -      425,000,000                -       10,050,000
  Payable to investment
      adviser and affiliates
      (Note 3)................         967,629          207,933        1,095,729          538,894          372,396
  Payable to other related
      parties (Note 3)........         168,396          124,450          302,851           76,624           12,444
  Accrued expenses and other
      liabilities.............         155,069           36,701           91,163           52,700           39,281
  Dividends payable...........      11,583,322           16,398       11,799,629        4,560,267        2,169,939
                                --------------  ---------------  ---------------  ---------------  ---------------
TOTAL LIABILITIES.............      12,874,416          385,482      438,289,372        5,228,485       12,644,060
                                --------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS....................  $5,773,602,660  $ 1,040,207,866  $ 3,138,451,986  $ 1,585,362,621  $ 1,068,929,371
                                ==============  ===============  ===============  ===============  ===============

COMPONENTS OF NET ASSETS
  Paid in capital.............  $5,775,519,998  $ 1,040,226,042  $ 3,138,596,993  $ 1,585,999,068  $ 1,069,047,044
  Undistributed (distributions
      in excess of) net
      investment income.......        (147,334)          (3,071)         (56,270)         102,005         (126,904)
  Accumulated net realized
      gain (loss) from
      investments sold........      (1,770,004)         (15,105)         (88,737)        (738,452)           9,231
                                --------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS....................  $5,773,602,660  $ 1,040,207,866  $ 3,138,451,986  $ 1,585,362,621  $ 1,068,929,371
                                ==============  ===============  ===============  ===============  ===============

NET ASSETS BY SHARE CLASS
  Single class funds..........  $5,773,602,660  $             -  $ 3,138,451,986  $ 1,585,362,621  $             -
  Investor Shares.............               -      980,362,689                -                -       42,851,135
  Exchange Shares.............               -        1,914,216                -                -                -
  Institutional Shares........               -                -                -                -    1,026,078,236
  Public Entities Shares......               -       57,930,961                -                -                -
                                --------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS....................  $5,773,602,660  $ 1,040,207,866  $ 3,138,451,986  $ 1,585,362,621  $ 1,068,929,371
                                ==============  ===============  ===============  ===============  ===============

SHARES OF BENEFICIAL INTEREST
  Single class funds..........   5,775,445,347                -    3,138,640,504    1,585,997,784                -
  Investor Shares.............               -      980,389,905                -                -       42,858,434
  Exchange Shares.............               -        1,914,234                -                -                -
  Institutional Shares........               -                -                -                -    1,026,065,479
  Public Entities Shares......               -       57,931,158                -                -                -

NET ASSET VALUE PER SHARE (Net
    Assets Divided by Shares
    of Beneficial Interest)
  All share classes...........  $         1.00  $          1.00  $          1.00  $          1.00  $          1.00

(a) Cash Investment Fund and Ready Cash Investment Fund invest in affiliated Portfolios of Core Trust (Delaware) (Note 1).

                                                                 [LOGO]
See Notes to Financial Statements.

 STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                        CASH                         READY CASH
                                     INVESTMENT                      INVESTMENT
                                        FUND                            FUND
                           ------------------------------  ------------------------------
                            FOUR MONTHS                     FOUR MONTHS
                               ENDED            YEAR           ENDED            YEAR
                           SEPTEMBER 30,       ENDED       SEPTEMBER 30,       ENDED
                                1999       MAY 31, 1999         1999       MAY 31, 1999
                           --------------  --------------  --------------  --------------
INVESTMENT INCOME
 Interest income (a).....  $ 101,122,382   $  298,826,756  $  18,265,205   $   47,740,983
 Net expenses allocated
     from affiliated
     Portfolios
     (Note 1)............     (4,962,950)     (14,206,212)    (1,382,975)      (3,524,091)
                           --------------  --------------  --------------  --------------
 Total Investment
     Income..............     96,159,432      284,620,544     16,882,230       44,216,892
                           --------------  --------------  --------------  --------------
EXPENSES
 Advisory (Note 3).......              -                -              -                -
 Management and
     Administration
     (Note 3)............        965,082        2,770,004        522,594        1,332,118
 Transfer agent (Note 3)
  Single class funds.....      3,860,328       11,080,019              -                -
  Investor Shares........              -                -        816,258        2,135,620
  Exchange Shares........              -                -          1,208            2,726
  Institutional Shares...              -                -              -                -
  Public Entities
      Shares.............             --               --         21,409           32,740
 Custody (Note 3)........              -                -              -                -
 Accounting (Note 3).....          4,000           13,000         12,000           34,000
 Legal...................         28,245           71,993          5,028           11,404
 Registration
  Single class funds.....         26,696          333,566              -                -
  Investor Shares........              -                -         29,590          106,394
  Exchange Shares........              -                -          3,681           14,809
  Institutional Shares...              -                -              -                -
  Public Entities
      Shares.............              -                -          2,744           25,882
 Audit...................          4,000            5,900          4,000            6,056
 Trustees................         26,596           63,742          4,851           10,058
 Distribution fees --
     Exchange Shares
     (Note 3)............              -                -          4,834           10,904
 Miscellaneous...........         57,547          403,475         10,337           63,989
                           --------------  --------------  --------------  --------------
TOTAL EXPENSES...........      4,972,494       14,741,699      1,438,534        3,786,700
  Fees waived and
      expenses reimbursed
      (Note 4)...........       (651,948)      (2,349,109)       (30,365)        (110,672)
                           --------------  --------------  --------------  --------------
NET EXPENSES.............      4,320,546       12,392,590      1,408,169        3,676,028
                           --------------  --------------  --------------  --------------
NET INVESTMENT INCOME....     91,838,886      272,227,954     15,474,061       40,540,864
                           --------------  --------------  --------------  --------------
NET REALIZED GAIN (LOSS)
    FROM INVESTMENTS
    (A)..................        (65,953)          54,777         (7,451)           8,287
                           --------------  --------------  --------------  --------------
NET INCREASE IN NET
    ASSETS RESULTING
    FROM OPERATIONS......  $  91,772,933   $  272,282,731  $  15,466,610   $   40,549,151
                           ==============  ==============  ==============  ==============

(a) For Cash Investment Fund and Ready Cash Investment Fund, interest income and net realized gain (loss) represent income and gains (losses) allocated from affiliated Portfolios of Core Trust (Delaware) (Note 1).

                                                                 [LOGO]
See Notes to Financial Statements.

 STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                     MUNICIPAL
                                        U.S.                                                           MONEY
                                     GOVERNMENT                       TREASURY                         MARKET
                                        FUND                            FUND                            FUND
                           ------------------------------  ------------------------------  ------------------------------
                            FOUR MONTHS                     FOUR MONTHS                     FOUR MONTHS         YEAR
                               ENDED            YEAR           ENDED            YEAR           ENDED           ENDED
                           SEPTEMBER 30,       ENDED       SEPTEMBER 30,       ENDED       SEPTEMBER 30,      MAY 31,
                                1999       MAY 31, 1999         1999       MAY 31, 1999         1999            1999
                           --------------  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME
 Interest income.........  $  55,114,599   $  148,270,463  $  26,087,527   $   77,059,458  $  11,724,516   $   39,625,210
 Net expenses allocated
     from affiliated
     Portfolios
     (Note 1)............              -                -              -                -              -                -
                           --------------  --------------  --------------  --------------  --------------  --------------
 Total Investment
     Income..............     55,114,599      148,270,463     26,087,527       77,059,458     11,724,516       39,625,210
                           --------------  --------------  --------------  --------------  --------------  --------------
EXPENSES
 Advisory (Note 3).......      1,432,212        3,827,097        786,797        2,328,016      1,191,189        3,911,866
 Management and
     Administration
     (Note 3)............      1,082,398        2,855,914        544,554        1,606,680        369,386        1,221,486
 Transfer agent (Note 3)
  Single class funds.....      2,705,996        7,139,786      1,361,384        4,016,700              -                -
  Investor Shares........              -                -              -                -         34,973          106,325
  Exchange Shares........              -                -              -                -              -                -
  Institutional Shares...              -                -              -                -        341,407        1,136,425
  Public Entities
      Shares.............              -                -              -                -              -                -
 Custody (Note 3)........        113,240          300,591         59,455          175,668         40,540          132,896
 Accounting (Note 3).....         20,000           64,750         20,000           61,750         32,000           97,750
 Legal...................         15,398           37,288          7,576           20,345          5,028           15,250
 Registration
  Single class funds.....         17,598          301,672         12,075           61,086              -                -
  Investor Shares........              -                -              -                -          4,898           15,478
  Exchange Shares........              -                -              -                -              -                -
  Institutional Shares...              -                -              -                -         11,464           48,584
  Public Entities
      Shares.............              -                -              -                -              -                -
 Audit...................          8,000           18,875          8,000           16,000          8,000           16,900
 Trustees................         15,098           32,082          7,576           19,040          4,958           13,813
 Distribution fees --
     Exchange Shares
     (Note 3)............              -                -              -                -              -                -
 Miscellaneous...........         34,320          234,306         16,698          136,179         16,471          143,408
                           --------------  --------------  --------------  --------------  --------------  --------------
TOTAL EXPENSES...........      5,444,260       14,812,361      2,824,115        8,441,464      2,060,314        6,860,181
  Fees waived and
      expenses reimbursed
      (Note 4)...........        (26,651)        (532,406)      (316,627)      (1,050,582)      (431,131)      (1,469,730)
                           --------------  --------------  --------------  --------------  --------------  --------------
NET EXPENSES.............      5,417,609       14,279,955      2,507,488        7,390,882      1,629,183        5,390,451
                           --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME....     49,696,990      133,990,508     23,580,039       69,668,576     10,095,333       34,234,759
                           --------------  --------------  --------------  --------------  --------------  --------------
NET REALIZED GAIN (LOSS)
    FROM INVESTMENTS.....         (9,976)         204,634       (481,386)         101,345          3,119            6,112
                           --------------  --------------  --------------  --------------  --------------  --------------
NET INCREASE IN NET
    ASSETS RESULTING
    FROM OPERATIONS......  $  49,687,014   $  134,195,142  $  23,098,653   $   69,769,921  $  10,098,452   $   34,240,871
                           ==============  ==============  ==============  ==============  ==============  ==============

                                                                 [LOGO]
See Notes to Financial Statements.

                                      FOR THE YEAR OR PERIOD ENDED MAY 31, 1998,
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) MAY 31, 1999, AND SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

                                                                                                                     MUNICIPAL
                                                CASH           READY CASH            U.S.                              MONEY
                                             INVESTMENT        INVESTMENT         GOVERNMENT         TREASURY          MARKET
                                                FUND              FUND               FUND              FUND             FUND
                                           ---------------   ---------------   ----------------   --------------   --------------
NET ASSETS, MAY 31, 1997.................  $ 2,147,893,640   $ 1,927,115,608   $  1,912,574,006   $1,003,696,510   $  690,270,611
                                           ---------------   ---------------   ----------------   --------------   --------------
OPERATIONS
  Net investment income..................      203,656,282        50,187,684        114,966,133       58,492,565       28,902,887
  Net realized gain (loss) from
    investments..........................          (53,352)           48,398            (48,377)         358,352          172,328
                                           ---------------   ---------------   ----------------   --------------   --------------
  Net increase in net assets resulting
    from operations......................      203,602,930        50,236,082        114,917,756       58,850,917       29,075,215
                                           ---------------   ---------------   ----------------   --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income
    Single class funds...................     (203,656,282)                -       (114,966,133)     (58,492,565)               -
    Investor Shares......................                -       (32,585,755)                 -                -       (1,571,100)
    Exchange Shares......................                -           (15,813)                 -                -                -
    Institutional Shares.................                -       (17,586,116)                 -                -      (27,331,787)
  Net realized gain from investments
    Investor Shares......................                -                 -                  -                -           (3,249)
    Institutional Shares.................                -                 -                  -                -          (58,183)
                                           ---------------   ---------------   ----------------   --------------   --------------
  Total distributions to shareholders....     (203,656,282)      (50,187,684)      (114,966,133)     (58,492,565)     (28,964,319)
                                           ---------------   ---------------   ----------------   --------------   --------------
  Net increase (decrease) from capital
    share transactions...................    2,537,977,869    (1,137,446,938)       347,682,217      436,460,200      331,381,779
                                           ---------------   ---------------   ----------------   --------------   --------------
  Net increase (decrease) in net
    assets...............................    2,537,924,517    (1,137,398,540)       347,633,840      436,818,552      331,492,675
                                           ---------------   ---------------   ----------------   --------------   --------------
NET ASSETS -- MAY 31, 1998 (A)...........    4,685,818,157       789,717,068      2,260,207,846    1,440,515,062    1,021,763,286
                                           ---------------   ---------------   ----------------   --------------   --------------
OPERATIONS
  Net investment income..................      272,227,954        40,540,864        133,990,508       69,668,576       34,234,759
  Net realized gain from investments.....           54,777             8,287            204,634          101,345            6,112
                                           ---------------   ---------------   ----------------   --------------   --------------
  Net increase in net assets resulting
    from operations......................      272,282,731        40,549,151        134,195,142       69,769,921       34,240,871
                                           ---------------   ---------------   ----------------   --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income
    Single class funds...................     (272,182,936)                -       (133,990,508)     (69,668,576)               -
    Investor Shares......................                -       (38,948,607)                 -                -       (1,157,118)
    Exchange Shares......................                -           (41,042)                 -                -                -
    Institutional Shares.................                -                 -                  -                -      (33,067,705)
    Public Entities Shares...............                -        (1,536,507)                 -                -                -
  Net realized gain on investments
    Single class funds...................                -                 -                  -         (536,906)               -
    Investor Shares......................                -                 -                  -                -             (628)
    Institutional Shares.................                -                 -                  -                -          (16,474)
                                           ---------------   ---------------   ----------------   --------------   --------------
  Total distributions to shareholders....     (272,182,936)      (40,526,156)      (133,990,508)     (70,205,482)     (34,241,925)
                                           ---------------   ---------------   ----------------   --------------   --------------
  Net increase from capital share
    transactions.........................      795,884,372       233,410,780      1,108,121,342      108,469,088       38,999,896
                                           ---------------   ---------------   ----------------   --------------   --------------
  Net increase in net assets.............      795,984,167       233,433,775      1,108,325,976      108,033,527       38,998,842
                                           ---------------   ---------------   ----------------   --------------   --------------
NET ASSETS -- MAY 31, 1999 (B)...........    5,481,802,324     1,023,150,843      3,368,533,822    1,548,548,589    1,060,762,128
                                           ---------------   ---------------   ----------------   --------------   --------------
OPERATIONS
  Net investment income..................       91,838,886        15,474,061         49,696,990       23,580,039       10,095,333
  Net realized gain (loss) from
    investments..........................          (65,953)           (7,451)            (9,976)        (481,386)           3,119
                                           ---------------   ---------------   ----------------   --------------   --------------
  Net increase in net assets resulting
    from operations......................       91,772,933        15,466,610         49,687,014       23,098,653       10,098,452
                                           ---------------   ---------------   ----------------   --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income
    Single class funds...................      (91,883,905)                -        (49,696,990)     (23,580,039)               -
    Investor Shares......................                -       (14,467,783)                 -                -         (370,866)
    Exchange Shares......................                -           (17,857)                 -                -                -
    Institutional Shares.................                -                 -                  -                -       (9,724,467)
    Public Entities Shares...............                -        (1,003,129)                 -                -                -
                                           ---------------   ---------------   ----------------   --------------   --------------
  Total distributions to shareholders....      (91,883,905)      (15,488,769)       (49,696,990)     (23,580,039)     (10,095,333)
                                           ---------------   ---------------   ----------------   --------------   --------------
  Net increase (decrease) from capital
    share transactions...................      291,911,308        17,079,182       (230,071,860)      37,295,418        8,164,124
                                           ---------------   ---------------   ----------------   --------------   --------------
  Net increase (decrease) in net
    assets...............................      291,800,336        17,057,023       (230,081,836)      36,814,032        8,167,243
                                           ---------------   ---------------   ----------------   --------------   --------------
NET ASSETS -- SEPTEMBER 30, 1999 (C).....  $ 5,773,602,660   $ 1,040,207,866   $  3,138,451,986   $1,585,362,621   $1,068,929,371
                                           ===============   ===============   ================   ==============   ==============
  Undistributed (distributions in excess
  of) net investment income
    (a) May 31, 1998.....................  $      (147,521)  $        (3,100)  $        (56,270)  $      102,005   $     (198,272)
                                           ===============   ===============   ================   ==============   ==============
    (b) May 31, 1999.....................  $      (102,315)  $        11,637   $        (56,270)  $      102,005   $     (126,904)
                                           ===============   ===============   ================   ==============   ==============
    (c) September 30, 1999...............  $      (147,334)  $        (3,071)  $        (56,270)  $      102,005   $     (126,904)
                                           ===============   ===============   ================   ==============   ==============

                                                                 [LOGO]
See Notes to Financial Statements.

                                      FOR THE YEAR OR PERIOD ENDED MAY 31, 1998,
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) MAY 31, 1999, AND SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

                                                                                                                     MUNICIPAL
                                              CASH           READY CASH            U.S.                                MONEY
                                           INVESTMENT        INVESTMENT         GOVERNMENT         TREASURY           MARKET
                                              FUND              FUND               FUND              FUND              FUND
                                        ----------------   ---------------   ----------------   ---------------   ---------------
CAPITAL SHARE TRANSACTIONS (AT $1.00
  PER SHARE)
YEAR ENDED MAY 31, 1998
  Sale of shares
    Single class funds................  $ 12,012,845,493   $             -   $ 8,855,872,101    $ 4,446,530,993   $             -
    Investor Shares...................                 -       659,278,049                 -                  -        81,294,057
    Exchange Shares...................                 -         1,123,635                 -                  -                 -
    Institutional Shares..............                 -     1,297,000,821                 -                  -     2,529,846,649
  Reinvestment of distributions
    Single class funds................       114,097,582                 -        18,495,730         18,522,775                 -
    Investor Shares...................                 -        32,598,158                 -                  -         1,574,299
    Exchange Shares...................                 -            15,986                 -                  -                 -
    Institutional Shares..............                 -            40,511                 -                  -         4,917,786
  Redemption of shares
    Single class funds................    (9,588,965,206)                -    (8,526,685,614)    (4,028,593,568)                -
    Investor Shares...................                 -      (478,499,142)                -                  -       (93,421,410)
    Exchange Shares...................                 -        (1,457,455)                -                  -                 -
    Institutional Shares..............                 -    (2,647,547,501)                -                  -    (2,192,829,602)
                                        ----------------   ---------------   ----------------   ---------------   ---------------
  NET INCREASE (DECREASE) FROM CAPITAL
    SHARE TRANSACTIONS................  $  2,537,977,869   $(1,137,446,938)  $   347,682,217    $   436,460,200   $   331,381,779
                                        ================   ===============   ================   ===============   ===============
CAPITAL SHARE TRANSACTIONS (AT $1.00
  PER SHARE)
YEAR ENDED MAY 31, 1999
  Sale of shares
    Single class funds................  $ 37,587,082,649   $             -   $26,091,666,224    $19,545,459,290   $             -
    Investor Shares...................                 -       487,586,321                 -                  -        51,468,576
    Exchange Shares...................                 -         2,427,450                 -                  -                 -
    Institutional Shares..............                 -                 -                 -                  -     4,895,924,473
    Public Entities Shares............                 -       229,896,292                 -                  -                 -
  Reinvestment of distributions
    Single class funds................       143,723,803                 -        29,201,156         20,981,138                 -
    Investor Shares...................                 -        38,964,610                 -                  -         1,155,538
    Exchange Shares...................                 -            40,453                 -                  -                 -
    Institutional Shares..............                 -                 -                 -                  -         8,171,310
    Public Entities Shares............                 -         1,528,404                 -                  -                 -
  Redemption of shares
    Single class funds................   (36,934,922,080)                -   (25,012,746,038)   (19,457,971,340)                -
    Investor Shares...................                 -      (362,778,775)                -                  -       (55,521,236)
    Exchange Shares...................                 -        (1,600,458)                -                  -                 -
    Institutional Shares..............                 -                 -                 -                  -    (4,862,198,765)
    Public Entities Shares............                 -      (162,653,517)                -                  -                 -
                                        ----------------   ---------------   ----------------   ---------------   ---------------
  NET INCREASE FROM CAPITAL SHARE
    TRANSACTIONS......................  $    795,884,372   $   233,410,780   $ 1,108,121,342    $   108,469,088   $    38,999,896
                                        ================   ===============   ================   ===============   ===============
CAPITAL SHARE TRANSACTIONS (AT $1.00
  PER SHARE)
PERIOD ENDED SEPTEMBER 30, 1999
  Sale of shares
    Single class funds................  $ 12,587,717,639   $             -   $10,427,419,111    $ 6,552,587,804   $             -
    Investor Shares...................                 -       261,517,234                 -                  -        14,088,835
    Exchange Shares...................                 -         1,040,245                 -                  -                 -
    Institutional Shares..............                 -                 -                 -                  -       702,281,015
    Public Entities Shares............                 -       171,459,719                 -                  -                 -
  Reinvestment of distributions
    Single class funds................        46,684,451                 -         5,871,108          4,204,658                 -
    Investor Shares...................                 -        14,467,889                 -                  -           371,082
    Exchange Shares...................                 -            17,150                 -                  -                 -
    Institutional Shares..............                 -                 -                 -                  -         1,383,413
    Public Entities Shares............                 -         1,003,764                 -                  -                 -
  Redemption of shares
    Single class funds................   (12,342,490,782)                -   (10,663,362,079)    (6,519,497,044)                -
    Investor Shares...................                 -      (248,775,428)                -                  -       (12,782,425)
    Exchange Shares...................                 -          (347,887)                -                  -                 -
    Institutional Shares..............                 -                 -                 -                  -      (697,177,796)
    Public Entities Shares............                 -      (183,303,504)                -                  -                 -
                                        ----------------   ---------------   ----------------   ---------------   ---------------
  NET INCREASE (DECREASE) FROM CAPITAL
    SHARE TRANSACTIONS................  $    291,911,308   $    17,079,182   $  (230,071,860)   $    37,295,418   $     8,164,124
                                        ================   ===============   ================   ===============   ===============

                                                                 [LOGO]
See Notes to Financial Statements.

 FINANCIAL HIGHLIGHTS (unaudited)

--------------------------------------------------------------------------------

 SELECTED DATA FOR A SHARE OUTSTANDING DURING THE PERIODS

                                                       NET REALIZED
                                BEGINNING                   AND       DIVIDENDS     CAPITAL
                                NET ASSET     NET       UNREALIZED     FROM NET   CONTRIBUTION  ENDING NET
                                VALUE PER  INVESTMENT     LOSS ON     INVESTMENT      FROM      ASSET VALUE
                                  SHARE      INCOME     INVESTMENTS     INCOME      ADVISER      PER SHARE
                                  -----      ------     -----------     ------      -------      ---------
CASH INVESTMENT FUND
  Four Months Ended September
    30, 1999..................    $1.00      $0.016       $     -      $(0.016)      $    -        $1.00
  Year Ended May 31,
  1999........................     1.00       0.049             -       (0.049)           -         1.00
  1998........................     1.00       0.053             -       (0.053)           -         1.00
  1997........................     1.00       0.051             -       (0.051)           -         1.00
  1996........................     1.00       0.054             -       (0.054)           -         1.00
  1995........................     1.00       0.049             -       (0.049)           -         1.00
READY CASH INVESTMENT FUND
INVESTOR SHARES
  Four Months Ended September
    30, 1999..................     1.00       0.015             -       (0.015)           -         1.00
  Year Ended May 31,
  1999........................     1.00       0.046             -       (0.046)           -         1.00
  1998........................     1.00       0.050             -       (0.050)           -         1.00
  1997........................     1.00       0.047             -       (0.047)           -         1.00
  1996........................     1.00       0.051             -       (0.051)           -         1.00
  1995........................     1.00       0.045             -       (0.045)           -         1.00
EXCHANGE SHARES
  Four Months Ended September
    30, 1999..................     1.00       0.012             -       (0.012)           -         1.00
  Year Ended May 31,
  1999........................     1.00       0.038             -       (0.038)           -         1.00
  1998........................     1.00       0.050        (0.008)      (0.042)           -         1.00
  1997........................     1.00       0.040             -       (0.040)           -         1.00
  1996........................     1.00       0.043             -       (0.043)           -         1.00
  1995........................     1.00       0.038             -       (0.038)           -         1.00
PUBLIC ENTITIES SHARES
  Four Months Ended September
    30, 1999..................     1.00       0.016             -       (0.016)           -         1.00
  September 2, 1998 (b) to May
    31, 1999..................     1.00       0.035             -       (0.035)           -         1.00
U.S. GOVERNMENT FUND
  Four Months Ended September
    30, 1999..................     1.00       0.015             -       (0.015)           -         1.00
  Year Ended May 31,
  1999........................     1.00       0.047             -       (0.047)           -         1.00
  1998........................     1.00       0.051             -       (0.051)           -         1.00
  1997........................     1.00       0.049             -       (0.049)           -         1.00
  1996........................     1.00       0.052             -       (0.052)           -         1.00
  1995........................     1.00       0.047             -       (0.047)           -         1.00
TREASURY FUND
  Four Months Ended September
    30, 1999..................     1.00       0.014             -       (0.014)           -         1.00
  Year Ended May 31,
  1999........................     1.00       0.044             -       (0.044)           -         1.00
  1998........................     1.00       0.049             -       (0.049)           -         1.00
  1997........................     1.00       0.047             -       (0.047)           -         1.00
  1996........................     1.00       0.050             -       (0.050)           -         1.00
  1995........................     1.00       0.046             -       (0.046)           -         1.00
MUNICIPAL MONEY MARKET FUND
INVESTOR SHARES
  Four Months Ended September
    30, 1999..................     1.00       0.009             -       (0.009)           -         1.00
  Year Ended May 31,
  1999........................     1.00       0.027             -       (0.027)           -         1.00
  1998........................     1.00       0.031             -       (0.031)           -         1.00
  1997........................     1.00       0.030             -       (0.030)           -         1.00
  1996........................     1.00       0.033             -       (0.033)           -         1.00
  1995........................     1.00       0.031        (0.004)      (0.031)       0.004         1.00
INSTITUTIONAL SHARES
  Four Months Ended September
    30, 1999..................     1.00       0.009             -       (0.009)           -         1.00
  Year Ended May 31,
  1999........................     1.00       0.029             -       (0.029)           -         1.00
  1998........................     1.00       0.033             -       (0.033)           -         1.00
  1997........................     1.00       0.032             -       (0.032)           -         1.00
  1996........................     1.00       0.035             -       (0.035)           -         1.00
  1995........................     1.00       0.033        (0.004)      (0.033)       0.004         1.00

                                               RATIOS TO AVERAGE
                                                   NET ASSETS                                         NET ASSETS
                                ------------------------------------------------                       AT END OF
                                                                        NET                             PERIOD
                                     NET             GROSS          INVESTMENT        TOTAL             (000'S
                                  EXPENSES        EXPENSES(A)         INCOME          RETURN           OMITTED)
                                  --------        -----------         ------          ------           --------
CASH INVESTMENT FUND
  Four Months Ended September
    30, 1999..................    0.48%(d)(e)       0.56%(d)(e)      4.75%(d)(e)         1.60%        $5,773,603
  Year Ended May 31,
  1999........................    0.48%(d)          0.57%(d)         4.91%(d)            5.04%         5,481,802
  1998........................    0.48%(d)          0.57%(d)         5.29%(d)            5.42%         4,685,818
  1997........................    0.48%             0.49%            5.07%               5.21%         2,147,894
  1996........................    0.48%             0.49%            5.36%               5.50%         1,739,549
  1995........................    0.48%             0.50%            4.87%               4.96%         1,464,304
READY CASH INVESTMENT FUND
INVESTOR SHARES
  Four Months Ended September
    30, 1999..................    0.82%(d)(e)       0.82%(d)(e)      4.41%(d)(e)         1.48%           980,363
  Year Ended May 31,
  1999........................    0.82%(d)          0.82%(d)         4.56%(d)            4.68%           953,175
  1998........................    0.82%(d)          0.82%(d)         4.95%(d)            5.07%           789,380
  1997........................    0.82%             0.83%            4.75%               4.87%           576,011
  1996........................    0.82%             0.87%            5.02%               5.17%           473,879
  1995........................    0.82%             0.91%            4.64%               4.62%           268,603
EXCHANGE SHARES
  Four Months Ended September
    30, 1999..................    1.57%(d)(e)       2.58%(d)(e)      3.68%(d)(e)         1.23%             1,914
  Year Ended May 31,
  1999........................    1.57%(d)          3.24%(d)         3.76%(d)            3.90%             1,205
  1998........................    1.56%(d)          5.57%(d)         4.21%(d)            4.29%               337
  1997........................    1.57%             5.66%            4.03%               4.09%               655
  1996........................    1.57%             8.24%            4.32%               4.38%               129
  1995........................    1.57%             6.32%            3.62%               3.69%               160
PUBLIC ENTITIES SHARES
  Four Months Ended September
    30, 1999..................    0.55%(d)(e)       0.67%(d)(e)      4.67%(d)(e)         1.57%            57,931
  September 2, 1998 (b) to May
    31, 1999..................    0.54%(d)(e)       0.74%(d)(e)      4.69%(d)(e)         3.59%            68,771
U.S. GOVERNMENT FUND
  Four Months Ended September
    30, 1999..................    0.50%(e)          0.50%(e)         4.58%(e)            1.54%         3,138,452
  Year Ended May 31,
  1999........................    0.50%             0.52%            4.69%               4.81%         3,368,534
  1998........................    0.50%             0.51%            5.08%               5.20%         2,260,208
  1997........................    0.49%             0.49%            4.91%               5.04%         1,912,574
  1996........................    0.50%             0.51%            5.13%               5.27%         1,649,721
  1995........................    0.50%             0.52%            4.68%               4.81%         1,159,421
TREASURY FUND
  Four Months Ended September
    30, 1999..................    0.46%(e)          0.52%(e)         4.32%(e)            1.45%         1,585,363
  Year Ended May 31,
  1999........................    0.46%             0.53%            4.34%               4.49%         1,548,549
  1998........................    0.46%             0.54%            4.89%               5.00%         1,440,515
  1997........................    0.46%             0.53%            4.74%               4.87%         1,003,697
  1996........................    0.46%             0.56%            4.91%               5.04%           802,270
  1995........................    0.46%             0.57%            4.62%               4.65%           661,098
MUNICIPAL MONEY MARKET FUND
INVESTOR SHARES
  Four Months Ended September
    30, 1999..................    0.65%(e)          0.85%(e)         2.64%(e)            0.89%            42,851
  Year Ended May 31,
  1999........................    0.65%             0.86%            2.72%               2.76%            41,174
  1998........................    0.65%             0.83%            3.13%               3.18%            44,070
  1997........................    0.65%             0.87%            3.01%               3.08%            54,616
  1996........................    0.65%             0.88%            3.25%               3.31%            57,021
  1995........................    0.65%             0.93%            3.10%               3.13%(c)         47,424
INSTITUTIONAL SHARES
  Four Months Ended September
    30, 1999..................    0.45%(e)          0.57%(e)         2.84%(e)            0.95%         1,026,078
  Year Ended May 31,
  1999........................    0.45%             0.57%            2.91%               2.97%         1,019,589
  1998........................    0.45%             0.59%            3.32%               3.39%           977,693
  1997........................    0.45%             0.70%            3.21%               3.28%           635,655
  1996........................    0.45%             0.72%            3.41%               3.52%           592,436
  1995........................    0.45%             0.74%            3.37%               3.33%(c)        278,953

(a) During each period, various fees were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 4).
(b) Commencement of operations.
(c) The total return for 1995 includes the effect of a capital contribution from the Adviser. Without the capital contribution, the total return would have been 2.59% for Investor shares and 2.79% for Institutional shares.
(d) Includes expenses allocated from the Portfolio(s) in which the Fund invests.
(e) Annualized.

                                                                 [LOGO]
See Notes to Financial Statements.

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

 NOTE 1. ORGANIZATION

Norwest Advantage Funds (the "Trust") is organized as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"). The Trust currently has thirty-eight separate investment portfolios. These financial statements relate to five of the money market investment portfolios of the Trust (individually, a "Fund" and, collectively, the "Funds"), each of which is a diversified portfolio. The classes of each Fund and their respective dates of commencement of operations are as follows:

Cash Investment Fund........................................  October 14, 1987
Ready Cash Investment Fund (Investor Shares)................  January 20, 1988
Ready Cash Investment Fund (Exchange Shares)................  May 9, 1994
Ready Cash Investment Fund (Public Entities Shares).........  September 2, 1998
U.S. Government Fund........................................  November 16, 1987
Treasury Fund...............................................  December 3, 1990
Municipal Money Market Fund (Investor Shares)...............  January 7, 1988
Municipal Money Market Fund (Institutional Shares)..........  August 3, 1993

Each share of each class represents an undivided, proportionate interest in a Fund. Exchange Shares are sold only through the exchange privilege available to shareholders of B class shares of the various fixed income and equity funds of the Trust, and are subject to a contingent deferred sales charge upon redemption. Shareholders of Investor Shares incur no sales charge. Public Entities Shares, offered primarily to Minnesota public entities, are sold without a sales charge and do not incur distribution expenses. Institutional Shares, offered primarily to fiduciary, agency and custodial clients of bank trust departments, trust companies and their affiliates, are sold without a sales charge and do not incur distribution expenses. Under its Trust Instrument, the Trust is authorized to issue, by each Fund, by each class of shares, an unlimited number of shares of beneficial interest without par value.

MASTER-FEEDER ARRANGEMENT - Cash Investment Fund seeks to achieve its investment objective by investing all its investable assets in two portfolios (individually, a "Portfolio" and, collectively, the "Portfolios") of Core Trust (Delaware) ("Core Trust"), a registered open-end management investment company. These Portfolios are advised by Norwest Investment Management, Inc. These Portfolios, Prime Money Market Portfolio and Money Market Portfolio, have identical investment objectives and investment policies, except that Prime Money Market Portfolio seeks to maintain a rating from a nationally recognized statistical rating organization ("NRSRO"). Ready Cash Investment Fund seeks to achieve its investment objective by investing all its investable assets in Prime Money Market Portfolio. This is commonly referred to as a master-feeder arrangement. Each Portfolio directly acquires portfolio securities, and a Fund investing in the Portfolio acquires an indirect interest in those securities. The Funds account for their investment in a Portfolio as a partnership investment, and record daily their share of the Portfolio's income, expenses and realized and unrealized gain and loss. In addition, each Fund incurs its own expenses. Each Fund may withdraw its investment from its corresponding Portfolio at any time if the Trust's Board of Trustees determines that it is in the best interest of the Fund to do so. The financial statements of the Portfolios are included with this report and should be read in conjunction with the Funds' financial statements. As of September 30, 1999, Cash Investment Fund owned 73.5% of Prime Money Market Portfolio and substantially all of Money Market Portfolio. The percentage of Prime Money Market Portfolio owned by Ready Cash Investment Fund was 26.5%.

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Funds:

SECURITY VALUATION - On each Fund business day, the Funds determine their net asset values at the following times: Municipal Money Market Fund, 12:00 PM, Eastern Time; Treasury Fund, 1:00 PM, Eastern Time; U.S. Government Fund,
2:00 PM, Eastern Time; and Cash Investment Fund and Ready Cash Investment Fund, 3:00 PM, Eastern Time. Cash Investment Fund and Ready Cash Investment Fund record their investments in the Portfolios at value. Valuation of securities held in the Portfolios is discussed in the Notes to Financial Statements of the Portfolios, which are included elsewhere in this report. Securities held by the other Funds are valued by utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

SECURITY TRANSACTIONS AND INTEREST INCOME - Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis and includes amortization of premiums and discounts. Identified cost of investments sold is used to determine realized gains and losses for both financial statement and federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income, if any, are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund or Portfolio, timing differences and differing characterizations of distributions made by the Funds.

                                                                 [LOGO]

--------------------------------------------------------------------------------

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FEDERAL TAXES - Each Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds. Expenses that are directly attributable to a class of shares are allocated to that class.

REPURCHASE AGREEMENTS - Each Fund, except for Treasury Fund, along with certain other Norwest Advantage Funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements. The Funds, through their custodian, receive delivery of the underlying collateral, whose market value must always exceed the repurchase price. In the event of default, a Fund may have difficulties with the disposition of the collateral.

 NOTE 3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The investment adviser of each Fund is Norwest Investment Management, Inc. ("Adviser"), a wholly owned subsidiary of Norwest Bank Minnesota, N.A. ("Norwest"). Norwest is a subsidiary of Wells Fargo & Company. The Adviser receives an advisory fee from U.S. Government Fund and Treasury Fund at an annual rate of 0.20% of each Fund's average daily net assets for the first $300 million net assets of each Fund, declining to 0.12% of the average daily net assets of each Fund's net assets in excess of $700 million. The Adviser receives an advisory fee from Municipal Money Market Fund at an annual rate of 0.35% of the average daily net assets for the first $500 million of net assets of the Fund, declining to 0.30% of the average daily net assets of the Fund's net assets in excess of $1 billion. The Adviser does not receive advisory fees with respect to Cash Investment Fund and Ready Cash Investment Fund as long as the Funds remain completely invested in the Portfolios.

MANAGEMENT AND ADMINISTRATION SERVICES - Forum Financial Services, Inc. ("FFSI") supervises the overall management of the Trust other than investment advisory services. Forum Administrative Services, LLC ("FAdS") is the administrator of the Trust. For their services, FFSI and FAdS each receive a fee with respect to U.S. Government Fund, Treasury Fund and Institutional Shares of Municipal Money Market Fund at an annual rate of 0.05% of the Fund's (of class') average daily net assets; with respect to Investor Shares of Municipal Money Market Fund at an annual rate of 0.10% of the class' average daily net assets; with respect to Cash Investment Fund at an annual rate of 0.025% of the Fund's average daily net assets; and with respect to Ready Cash Investment Fund at an annual rate of 0.075% of the Fund's average daily net assets.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND CUSTODIAN - Norwest serves as the Trust's transfer agent and dividend disbursing agent. For these services, Norwest receives a fee at an annual rate of 0.20% of the average daily net assets of Cash Investment Fund, 0.10% of the average daily net assets of Municipal Money Market Fund attributable to Institutional Shares and Ready Cash Investment Fund attributable to Public Entities Shares, and up to 0.25% of the average daily net assets attributable to the other classes of the Funds. Norwest also serves as the Trust's custodian. For its custody services, Norwest receives a fee at an annual rate of 0.02% of the first $100 million of each Fund's average daily net assets, 0.015% of the next $100 million of each Fund's average daily net assets and 0.01% of each Fund's remaining average daily net assets. No custody fee is directly payable by a Fund to the extent the Fund is invested in a Portfolio.

DISTRIBUTION PLAN - The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act with respect to Exchange Shares of Ready Cash Investment Fund. The Plan authorizes payment to FFSI of a distribution service fee at an annual rate of 0.75%, and a maintenance fee of 0.25%, of the average daily net assets of Ready Cash Investment Fund attributable to Exchange Shares. No maintenance fees were incurred by the Fund during the period ended September 30, 1999. The distribution payments are used to reimburse FFSI for
(i) sales commissions at levels set from time to time by the Board of Trustees ("Board"), not to exceed 6.25% of the amount received by the Fund for each Exchange share sold (excluding reinvestment of dividends and distributions) and
(ii) interest calculated by applying the rate of 1% over the prime rate to the outstanding balance of unreimbursed distribution charges. The current sales commission rate is based upon that rate in effect for the fixed income or equity fund from which the shareholder exchanged its shares. The Plan may be terminated by vote of a majority of the Fund's shareholders or by vote of a majority of the Board which do not have any direct or indirect financial interest in the Plan. In the event the Plan is terminated or not continued, at the discretion of the Board, the Fund may continue to pay distribution service fees to FFSI (but only with respect to sales that occurred prior to the termination or discontinuance of the Plan) until the earlier of (a) four years after the date of termination or discontinuance or (b) such time as there exist no unreimbursed distribution charges attributable to that Fund under the Plan, as calculated pursuant to the Plan. For the period ended September 30, 1999, Ready Cash Investment Fund had no unreimbursed distribution charges.

OTHER SERVICES PROVIDERS - Forum Accounting Services, LLC ("FAcS"), an affiliate of FFSI, provides portfolio accounting services to each Fund.

                                                                 [LOGO]

--------------------------------------------------------------------------------

 NOTE 4. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

Norwest, Adviser, FAdS and FFSI have voluntarily waived a portion of their fees and have reimbursed certain expenses of the Funds so that total expenses, including indirect expenses borne by the Funds as a result of investing in the corresponding Portfolio, would not exceed certain expense limitations established for each Fund. Each service provider, at their discretion, may revise or discontinue the voluntary fee waivers and expense reimbursements at any time. For the periods presented below, fees waived and expenses reimbursed by the Trust's service providers were as follows:

FOR THE FOUR MONTH PERIOD ENDED SEPTEMBER 30, 1999:

                                                                                       EXPENSES
                                                                   FEES WAIVED        REIMBURSED
                                                              ---------------------   ----------      TOTAL FEES WAIVED
FUND                                                          NORWEST    FADS/FFSI       FFSI      AND EXPENSES REIMBURSED
----                                                          -------    ---------       ----      -----------------------
Cash Investment Fund........................................  $      -   $ 651,948     $     -            $651,948
Ready Cash Investment Fund..................................         -      27,385       2,980              30,365
U.S. Government Fund........................................         -      26,651           -              26,651
Treasury Fund...............................................         -     316,627           -             316,627
Municipal Money Market Fund.................................    81,016     350,115           -             431,131

FOR THE YEAR ENDED MAY 31, 1999:

                                                                                       EXPENSES
                                                                   FEES WAIVED        REIMBURSED
                                                              ---------------------   ----------      TOTAL FEES WAIVED
FUND                                                          NORWEST    FADS/FFSI       FFSI      AND EXPENSES REIMBURSED
----                                                          -------    ---------       ----      -----------------------
Cash Investment Fund........................................  $      -   $2,349,109    $     -           $2,349,109
Ready Cash Investment Fund..................................         -      81,712      28,960              110,672
U.S. Government Fund........................................         -     532,406           -              532,406
Treasury Fund...............................................         -   1,050,582           -            1,050,582
Municipal Money Market Fund.................................   344,552   1,125,178           -            1,469,730

 NOTE 5. FEDERAL INCOME TAXES

As of September 30, 1999, certain of the Funds had capital loss carryovers available to offset future capital gains as follows:

                                                               YEAR OF EXPIRATION
                                                              --------------------
                                                                 2003       2006       TOTAL
                                                                 ----       ----       -----
Cash Investment Fund........................................  $1,624,775   $75,562   $1,700,337
Ready Cash Investment Fund..................................       7,647         -        7,647

 NOTE 6. FUND REORGANIZATIONS

On March 25, 1999, the Board of Trustees of Norwest Advantage Funds approved the reorganization of each Norwest Advantage Fund into a new portfolio of Wells Fargo Funds Trust. The reorganizations are part of a plan to consolidate the Stagecoach and Norwest Advantage fund families following last November's merger of Wells Fargo & Company and Norwest Corporation. Norwest Advantage Funds presented, and the shareholders approved, each proposed fund reorganization at a special shareholders' meeting held in August 1999.

On November 5, 1999, each Norwest Advantage Fund reorganized into a corresponding Wells Fargo Funds Trust portfolio that has substantially similar investment objectives and, except as noted below, investment policies. In general, the Wells Fargo Funds Trust portfolios did not combine with other funds of the Stagecoach or Norwest Advantage fund families.

The reorganizations contemplated, however, that Exchange Shares of Ready Cash Investment Fund would reorganize into Money Market Fund of Wells Fargo Funds Trust. Money Market Fund may have somewhat different investment policies from those of Ready Cash Investment Fund and may combine with other Stagecoach or Norwest Advantage funds.

                                                                 [LOGO]

 SCHEDULES OF INVESTMENTS (UNAUDITED)                         SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

     FACE/SHARE                        SECURITY
       AMOUNT                         DESCRIPTION                    VALUE
-------------------------------------------------------------------------------
                             CASH INVESTMENT FUND
-------------------------------------------------------------------------------
             N/A        Prime Money Market Portfolio of Core
                          Trust (Delaware)                       $2,893,233,220
             N/A        Money Market Portfolio of Core Trust
                          (Delaware)                              2,893,243,856
                                                                 --------------

TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (100.0%)
                                                                 $5,786,477,076
                                                                 ==============
-------------------------------------------------------------------------------
                          READY CASH INVESTMENT FUND
-------------------------------------------------------------------------------
             N/A        Prime Money Market Portfolio of Core
                          Trust (Delaware)                       $1,040,593,348
                                                                 --------------
TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (100.0%)
                                                                 $1,040,593,348
                                                                 ==============
-------------------------------------------------------------------------------
                             U.S. GOVERNMENT FUND
-------------------------------------------------------------------------------
 AGENCY NOTES (31.1%)
FFCB (2.1%)
      10,000,000        5.20%, 1/14/00                           $   10,008,193
      40,000,000        4.76%, 1/18/00                               39,973,426
      25,000,000        5.02%, 3/1/00                                24,996,756
                                                                 --------------

TOTAL FFCB                                                           74,978,375
                                                                 --------------
FHLB (12.2%)
      50,000,000        5.29% V/R, 11/4/99                           50,000,000
      50,000,000        5.26% V/R, 11/12/99                          49,996,606
      25,000,000        5.26% V/R, 11/16/99                          24,997,795
      75,000,000        5.11% V/R, 1/11/00                           74,985,538
      25,000,000        4.92%, 1/13/00                               25,001,025
      15,000,000        4.93%, 1/13/00                               15,001,319
      50,000,000        4.90%, 1/14/00                               50,004,602
       4,000,000        8.60%, 1/25/00                                4,042,354
      25,000,000        4.90%, 2/4/00                                25,000,000
      20,000,000        4.91%, 2/9/00                                20,000,000
      25,000,000        5.16%, 3/8/00                                24,996,810
      50,000,000        5.22% V/R, 5/12/00                           49,973,990
      20,000,000        5.01%, 4/28/01                               19,993,459
                                                                 --------------

TOTAL FHLB                                                          433,993,498
                                                                 --------------
FHLMC (2.1%)
      75,000,000        5.19% V/R, 5/18/00                           74,962,296
                                                                 --------------
FNMA (14.7%)
      87,500,000        5.79%, 10/12/99                              87,517,098
       8,890,000        8.35%, 11/10/99                               8,920,640
      22,500,000        5.81%, 11/12/99                              22,521,555
      15,000,000        4.99%, 2/22/00                               14,999,408
      50,000,000        5.19% V/R, 3/15/00                           49,987,074
       4,000,000        5.10%, 3/16/00                                3,996,668
      23,000,000        5.10%, 3/16/00                               22,955,747

-------------------------------------------------------------------------------
     FACE/SHARE                        SECURITY
       AMOUNT                         DESCRIPTION                    VALUE
                       U.S. GOVERNMENT FUND (continued)
-------------------------------------------------------------------------------
      50,000,000        4.93% V/R, 3/23/00                       $   49,984,550
      25,000,000        5.04%, 4/6/00                                24,991,961
      16,500,000        9.05%, 4/10/00                               16,805,203
      20,000,000        4.98%, 4/20/00                               19,996,468
      50,000,000        5.16% V/R, 5/10/00                           49,981,804
      50,000,000        5.11%, 7/14/00                               49,974,515
      50,000,000        5.32%, 7/17/00                               49,980,245
      50,000,000        5.39%, 9/18/00                               49,990,382
                                                                 --------------

TOTAL FNMA                                                          522,603,318
                                                                 --------------

TOTAL AGENCY NOTES                                                1,106,537,487
                                                                 --------------
 CASH MANAGEMENT ACCOUNTS (0.0%)
       1,553,475        Fidelity Treasury II                          1,553,475
                                                                 --------------
 COMMERCIAL PAPER (1.4%)
      50,000,000        USA Group, Secondary Market Services,
                          5.30%, 11/10/99                            49,705,556
                                                                 --------------
 DISCOUNT NOTES (A) (26.0%)
FHLB (4.9%)
      75,000,000        5.25%, 12/23/99                              74,104,292
      35,000,000        5.55%, 1/6/00                                34,485,092
      15,435,000        5.09%, 3/1/00                                15,116,320
      30,000,000        5.87%, 9/15/00                               28,385,660
      25,000,000        5.93%, 9/15/00                               23,641,690
                                                                 --------------

TOTAL FHLB                                                          175,733,054
                                                                 --------------
FHLMC (11.3%)
       2,000,000        4.93%, 10/6/99                                1,998,654
      35,000,000        5.21%, 11/2/99                               34,840,089
      37,429,000        5.25%, 12/15/99                              37,033,656
      50,000,000        5.21%, 12/17/99                              49,455,119
      20,638,000        5.64%, 1/14/00                               20,305,127
      66,890,000        5.57%, 1/20/00                               65,761,845
      43,206,000        5.57%, 1/20/00                               42,480,626
      50,000,000        5.67%, 2/1/00                                49,053,584
      50,000,000        5.65%, 2/2/00                                49,049,334
      30,000,000        5.63%, 2/3/00                                29,429,793
      25,000,000        5.43%, 3/9/00                                24,425,557
                                                                 --------------

TOTAL FHLMC                                                         403,833,384
                                                                 --------------
FNMA (9.8%)
      50,000,000        5.13%, 10/22/99                              49,854,167
         750,000        4.96%, 11/5/99                                  746,464
      41,600,000        5.22%, 11/9/99                               41,367,907
      50,000,000        5.28%, 11/16/99                              49,667,778
      33,532,000        5.30%, 11/19/99                              33,293,299
      50,000,000        5.13%, 12/3/99                               49,562,500
      75,000,000        5.31%, 12/7/99                               74,267,188
      10,000,000        5.15%, 12/13/99                               9,898,205

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

     FACE/SHARE                        SECURITY
       AMOUNT                         DESCRIPTION                    VALUE
-------------------------------------------------------------------------------
                       U.S. GOVERNMENT FUND (continued)
-------------------------------------------------------------------------------
      40,000,000        5.62%, 2/25/00                           $   39,108,201
                                                                 --------------

TOTAL FNMA                                                          347,765,709
                                                                 --------------

TOTAL DISCOUNT NOTES                                                927,332,147
                                                                 --------------
 REPURCHASE AGREEMENTS (41.5%)
     550,000,000        Banc of America Securities, 5.50%,
                          10/1/99, to be repurchased at
                          $550,084,028; collateralized by
                          various U.S. Government Agency
                          Securities                                550,000,000
     209,024,152        Deutsche Bank, 5.48%, 10/1/99, to be
                          repurchased at $209,055,970;
                          collateralized by various U.S.
                          Government Agency Securities              209,024,152
      75,000,000        Goldman Sachs, 5.12%, 12/30/99, to be
                          repurchased at $76,728,000;
                          collateralized by various U.S.
                          Government Agency Securities               75,000,000
      75,000,000        Goldman Sachs, 5.50%, 1/3/00, to be
                          repurchased at $76,741,667;
                          collateralized by various U.S.
                          Government Agency Securities               75,000,000
     350,000,000        Lehman Brothers, Inc., TBA, 11/11/11        350,000,000
     144,385,947        Lehman Brothers, Inc., 5.35%, 10/1/99,
                          to be repurchased at $144,407,404;
                          collateralized by various U.S.
                          Government Agency Securities              144,385,947
      75,000,000        Merrill Lynch & Co., 5.15%, 12/31/99,
                          to be repurchased at $76,748,854;
                          collateralized by various U.S.
                          Government Agency Securities               75,000,000
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS                                       1,478,410,099
                                                                 --------------

TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (100.0%)
                                                                 $3,563,538,764
                                                                 ==============
-------------------------------------------------------------------------------
                                 TREASURY FUND
-------------------------------------------------------------------------------
 U.S. TREASURY BILLS (A) (70.2%)
      85,000,000        4.27%, 10/14/99                          $   84,869,548
       7,600,000        4.32%, 10/21/99                               7,582,098
      75,000,000        4.41%, 10/28/99                              74,753,063
      20,000,000        4.42%, 11/4/99                               19,916,889
      75,000,000        4.85%, 11/12/99                              74,580,438
      20,000,000        4.41%, 11/18/99                              19,882,400
     100,000,000        4.61%, 11/18/99                              99,390,667
      75,000,000        4.88%, 11/26/99                              74,437,667
      50,000,000        4.61%, 12/2/99                               49,612,500
      70,000,000        4.89%, 12/9/99                               69,359,354
      60,000,000        4.86%, 12/23/99                              59,353,292
      50,000,000        4.58%, 1/6/00                                49,396,445
      45,000,000        4.66%, 1/6/00                                44,448,313

-------------------------------------------------------------------------------
     FACE/SHARE                        SECURITY
       AMOUNT                         DESCRIPTION                    VALUE
                           TREASURY FUND (continued)
-------------------------------------------------------------------------------
      40,000,000        4.73%, 1/13/00                           $   39,465,556
                                                                 --------------

TOTAL U.S. TREASURY BILLS                                           767,048,230
                                                                 --------------
 U.S. TREASURY NOTES (29.8%)
      25,000,000        5.63%, 10/31/99                              25,018,938
      75,000,000        5.63%, 10/31/99                              75,038,389
      75,000,000        5.63%, 11/30/99                              75,065,918
      25,000,000        7.75%, 11/30/99                              25,114,305
      80,000,000        7.75%, 12/31/99                              80,523,666
      45,000,000        7.75%, 12/31/99                              45,288,291
                                                                 --------------

TOTAL U.S. TREASURY NOTES                                           326,049,507
                                                                 --------------

TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (100.0%)
                                                                 $1,093,097,737
                                                                 ==============
-------------------------------------------------------------------------------
                          MUNICIPAL MONEY MARKET FUND
-------------------------------------------------------------------------------
 ALASKA (0.8%)
       7,400,000        Alaska Housing Finance Corp., Housing
                          RV, Series 2-Reg D, MBIA insured,
                          3.90% V/R, 6/1/35                      $    7,400,000
       1,100,000        Anchorage, AK, Higher Education RV,
                          Alaska Pacific University, Bank of
                          America, LOC, 3.75% V/R, 7/1/17             1,100,000
                                                                 --------------

TOTAL ALASKA                                                          8,500,000
                                                                 --------------
 ARIZONA (0.9%)
       4,400,000        Chandler, AZ, IDA RV, Parsons Municipal
                          Services, Inc., National Westminster
                          Bank, USA, LOC, 3.70% V/R, 12/15/09         4,400,000
       5,000,000        Cochise County, AZ, University SD No.
                          68, Sierra Vista, Series B, FGIC
                          insured, 7.63%, 7/1/10, P/R @ 101
                          7/1/01                                      5,196,972
                                                                 --------------

TOTAL ARIZONA                                                         9,596,972
                                                                 --------------
 ARKANSAS (0.2%)
       1,000,000        Fayetteville, AR, Public Facilities
                          Board RV, Butterfield Trail Village,
                          Dresdner Bank AG, LOC, 3.95% V/R,
                          9/1/27                                      1,000,000
       1,000,000        Little Rock, AR, IDR, GTD by CPC
                          International, 5.28% V/R, 12/1/03           1,000,000
                                                                 --------------

TOTAL ARKANSAS                                                        2,000,000
                                                                 --------------
 COLORADO (1.9%)
       4,850,000        Colorado Health Facilities Authority,
                          RV, Catholic Health Initiatives,
                          Series B, 3.85% V/R, 12/1/25                4,850,000

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

     FACE/SHARE                        SECURITY
       AMOUNT                         DESCRIPTION                    VALUE
-------------------------------------------------------------------------------
                    MUNICIPAL MONEY MARKET FUND (continued)
-------------------------------------------------------------------------------
       1,500,000        Colorado HFA, MFHR, Multi-Family
                          Diamond 1 Series, FNMA insured, 3.85%
                          V/R, 10/15/16                          $    1,500,000
       3,600,000        Denver, CO, City & County, Airport RV,
                          Series B, 3.65% V/R, 12/1/20                3,600,000
       4,635,000        Jefferson County, CO, SD NO R-001 Tax
                          Anticipation Notes, 4.50%, 6/30/00          4,660,891
       2,500,000        Lowry, CO, Economic Redevelopment
                          Authority RV, Series B, Canadian
                          Imperial Bank, LOC, 3.75% V/R,
                          12/1/20                                     2,500,000
       1,700,000        Moffat County, CO, PCR Bonds, AMBAC
                          insured, 3.85% V/R, 7/1/10                  1,700,000
       1,930,000        Parkview Metropolitan District, CO,
                          Arapahoe County, GO Bonds, Central
                          Bank, LOC, 4.00% V/R, 12/1/12               1,930,000
                                                                 --------------
TOTAL COLORADO                                                       20,740,891
                                                                 --------------
 FLORIDA (5.9%)
       2,000,000        Dade County, FL, IDA RV, GTD by ADP,
                          Inc., 3.50% V/R, 11/15/17                   2,000,000
       7,140,000        Florida Housing Finance Agency, MFHR
                          Bonds, Buena Vista Project, GTD by
                          New England Mutual Life, 3.00%,
                          11/1/07, mandatory put 11/1/99 @ 100        7,140,000
       1,710,000        Florida Housing Finance Agency, MFHR
                          Bonds, South Trust Alabama, LOC,
                          3.90% V/R, 6/1/07                           1,710,000
       1,600,000        Hillsborough County, FL, IDA, Port
                          Facilities RV, Seaboard System
                          Railroad, Inc. Project, National Bank
                          Detroit, LOC, 3.70% V/R, 10/15/99           1,600,000
      31,115,000        Hillsborough County, FL, School Board
                          COP, Educational Facilities RV,
                          Series 31, Registered D, MBIA
                          insured, 3.85% V/R, 12/1/28                31,115,000
      19,600,000        Laurel Club Certificate Trust, AMBAC
                          insured, Series A, Swiss Bank, LOC,
                          3.95% V/R, 6/1/25                          19,600,000
                                                                 --------------

TOTAL FLORIDA                                                        63,165,000
                                                                 --------------
 GEORGIA (1.4%)
       2,695,000        Fulton County, GA, IDR RV, GTD by
                          Automatic Data Processing, 3.70% V/R,
                          9/1/12                                      2,695,000
       5,095,000        Georgia Local Government, COP,
                          Series PT 1060, MBIA insured, 3.85%
                          V/R, 6/1/28                                 5,095,000
       5,850,000        Marietta, GA, MFHR Bonds, Falls at
                          Bells Ferry, Guardian Savings & Loan,
                          LOC, 3.20%, 1/15/09, mandatory put
                          1/15/00 @ 100                               5,850,000

-------------------------------------------------------------------------------
     FACE/SHARE                        SECURITY
       AMOUNT                         DESCRIPTION                    VALUE
                    MUNICIPAL MONEY MARKET FUND (continued)
-------------------------------------------------------------------------------
       1,085,000        Municipal Electric Authority of
                          Georgia, RV, Sub - Series B,
                          remarketed 4/11/97, 3.85% V/R, 6/1/20  $    1,085,000
                                                                 --------------

TOTAL GEORGIA                                                        14,725,000
                                                                 --------------
 HAWAII (1.3%)
       4,250,000        Hawaii State Department of Budget &
                          Finance, Special Purpose Mortgage RV,
                          Kuakini Medical Center Project, FGIC
                          insured, LOC, 3.40% V/R, 7/1/04             4,250,000
      10,225,000        Honolulu, HI, City & County,
                          P-Floats-PT 1150, FGIC insured, 3.85%
                          V/R, 7/1/15                                10,225,000
                                                                 --------------

TOTAL HAWAII                                                         14,475,000
                                                                 --------------
 ILLINOIS (10.0%)
       1,000,000        Bedford Park, IL, IDA RV, GTD by CPC
                          International, 5.12% V/R, 11/1/03           1,000,000
       1,000,000        Chicago, IL, GO Bonds, Metropolitan
                          Water Reclamation Distribution -
                          Greater Chicago, 4.15%, 12/1/99             1,001,788
       2,755,000        Chicago, IL, GO Bonds, Westduetsche
                          Landesbank, LOC, 2.95%, 1/26/01,
                          mandatory tender 1/27/00 @ 100              2,754,350
       5,000,000        Cook County, IL, Community College
                          District #508, COP, FGIC insured,
                          8.30%, 1/1/00                               5,061,927
       3,885,000        Cook County, IL, Municipal Trust
                          Receipts, Series SG-7, MBIA insured,
                          3.85% V/R, 11/15/23                         3,885,000
       2,475,000        Illinois Development Finance Authority,
                          Development RV, American College
                          Occupational, LOC American National,
                          3.90% V/R, 10/1/18                          2,475,000
         860,000        Illinois Development Finance Authority,
                          Development RV, North Wacker Drive,
                          Bank One, LOC, 3.50% V/R, 12/1/15             860,000
       6,400,000        Illinois EFA RV, John F. Kennedy Health
                          Care, LaSalle National Bank, LOC,
                          3.25%, 12/1/25, mandatory put 2/2/00
                          @ 100                                       6,400,000
       7,300,000        Illinois Health Care Authority RV,
                          Northwest Community Hospital, First
                          National Bank of Chicago, LOC, 3.75%
                          V/R, 7/1/27                                 7,300,000
       8,100,000        Illinois Health Facilities Authority
                          RV, Elmhurst Memorial Hospital,
                          Series B, Rabobank Nederland, LOC,
                          4.05% V/R, 1/1/20                           8,100,000
       1,500,000        Illinois Health Facilities Authority
                          RV, Swedish Covenant Hospital
                          Project, AMBAC insured, 3.80% V/R,
                          8/1/25                                      1,500,000

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

     FACE/SHARE                        SECURITY
       AMOUNT                         DESCRIPTION                    VALUE
-------------------------------------------------------------------------------
                    MUNICIPAL MONEY MARKET FUND (continued)
-------------------------------------------------------------------------------
      25,000,000        Illinois Health Facilities Authority,
                          Health Care RV, Evanston Hospital
                          Corp., 3.45% V/R, 8/15/30, mandatory
                          put 5/15/00 @ 100                      $   25,000,000
       8,700,000        Illinois Health Facilities Authority,
                          Health Care RV, Condell Memorial
                          Hospital, First National Bank of
                          Chicago, LOC, 3.50% V/R, 11/1/25            8,700,000
       2,000,000        Illinois Health Facilities Authority,
                          RV, St. Lukes Medical Center Project,
                          Series B, MBIA insured, 3.75% V/R,
                          11/15/23                                    2,000,000
       2,500,000        Illinois State, GO RV, 4.60%, 2/1/00          2,513,160
       6,800,000        Lombard, IL, IDR, 2500 Highland Avenue,
                          Mid-America Federal Savings & Loan,
                          LOC, 4.15% V/R, 12/1/06                     6,800,000
      12,975,000        Lombard, IL, MFHR Bonds, Clover Creek
                          Apartments, remarketed 12/15/98,
                          Continental Casualty Surety Bond,
                          LOC, 3.55%, 12/15/06, mandatory put
                          12/15/99 @ 100                             12,975,000
       5,200,000        Mount Morris, IL, Housing RV, Brethren
                          Home Project, La Salle National Bank,
                          Chicago, LOC, 3.80% V/R, 6/1/27             5,200,000
       4,100,000        Springfield, IL, Transportation RV, GTD
                          by Allied Signal, 3.90% V/R, 10/15/16       4,100,000
                                                                 --------------

TOTAL ILLINOIS                                                      107,626,225
                                                                 --------------
 INDIANA (1.3%)
       5,330,000        Indiana Health Facilities Financing
                          Authority, Hospital RV, Clarian
                          Health Partners Inc., Series A,
                          6.00%, 2/15/00                              5,387,482
       4,065,000        Indiana State Development Financial
                          Authority, Educational Facilities RV,
                          Lutheran Project, First of America,
                          LOC, 3.85% V/R, 10/1/17                     4,065,000
       4,000,000        Indiana State, EFA RV, Bethel College,
                          Series B, LOC NBD, 3.80% V/R, 9/1/17        4,000,000
                                                                 --------------

TOTAL INDIANA                                                        13,452,482
                                                                 --------------
 IOWA (2.4%)
       4,600,000        Des Moines, IA, IDR, Grand Office
                          Park, GTD by Principal Mutual Life,
                          3.40% V/R, 4/1/15                           4,600,000
       2,600,000        Iowa Finance Authority, Health Care RV,
                          Burlington Medical Center, FSA
                          insured, 3.80% V/R, 6/1/27                  2,600,000
       3,500,000        Iowa Higher Educational Facilities Loan
                          Authority RV, Anticipation Note,
                          Morningside Project, Series G, 3.50%,
                          5/24/00                                     3,503,272

-------------------------------------------------------------------------------
     FACE/SHARE                        SECURITY
       AMOUNT                         DESCRIPTION                    VALUE
                    MUNICIPAL MONEY MARKET FUND (continued)
-------------------------------------------------------------------------------
       4,000,000        Iowa School Corp., Educational
                          Facilities RV, Warrants Certificates,
                          Series A, FSA insured, 4.00%, 6/23/00  $    4,021,658
       4,900,000        Mason City, IA, IDR, Supervalu Inc.
                          Project, Wachovia Bank LOC, 3.65%
                          V/R, 9/1/14                                 4,900,000
       6,000,000        Urbandale, IA, IDR, Interstate Acres
                          L.P. Project, GTD by Principal Mutual
                          Life Insurance, 3.95% V/R, 12/1/14          6,000,000
                                                                 --------------

TOTAL IOWA                                                           25,624,930
                                                                 --------------
 KANSAS (0.3%)
       2,660,000        Lawrence, KS, GO Bonds, 3.45%, 10/1/99        2,660,000
       1,200,000        Prairie Village, KS, MFHR Bonds, J.C.
                          Nichols Co. Project, GTD by Principal
                          Mutual Life Insurance, 3.40% V/R,
                          12/1/15                                     1,200,000
                                                                 --------------

TOTAL KANSAS                                                          3,860,000
                                                                 --------------
 KENTUCKY (1.5%)
       6,800,000        Kentucky Asset/Liability Commission,
                          General Fund RV, 3.50%, 11/1/99             6,803,083
       3,000,000        Kentucky State Turnpike Authority,
                          Economic Development RV,
                          Revitalization Project, 7.38%,
                          5/15/07,
                          P/R 5/15/00 @ 101.5                         3,124,024
       5,510,000        Kentucky State Turnpike Authority
                          Resource Recovery Road RV,
                          Series 17, FSA insured, 3.90% V/R,
                          7/1/03                                      5,510,000
       1,200,000        Mayfield, KY, Multi-City Lease RV, PNC
                          Bank, LOC, 3.90% V/R, 7/1/26                1,200,000
                                                                 --------------

TOTAL KENTUCKY                                                       16,637,107
                                                                 --------------
 LOUISIANA (2.1%)
       3,770,000        Calcasieu Parish, LA, Sales Tax
                          District No. 4, Tax RV, Road
                          Improvement, Credit de France, LOC,
                          3.85% V/R, 9/1/01                           3,770,000
       3,100,000        Louisiana Public Facilities Authority
                          Hospital RV, Willis Knighton Medical
                          Center Project, AMBAC insured, 4.00%
                          V/R, 9/1/25                                 3,100,000
       1,535,000        Louisiana Public Facilities Authority
                          RV, Series B, 3.35%, 10/25/99               1,535,000
       1,980,000        Louisiana Public Facilities Authority
                          RV, Series D, 3.35%, 10/25/99               1,980,000
      10,000,000        Natchitoches Parish, LA, Trust Joist
                          Corp. Project, Wachovia, LOC, 3.70%
                          V/R, 10/1/00                               10,000,000

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

     FACE/SHARE                        SECURITY
       AMOUNT                         DESCRIPTION                    VALUE
-------------------------------------------------------------------------------
                    MUNICIPAL MONEY MARKET FUND (continued)
-------------------------------------------------------------------------------
       2,500,000        Plaquemines, LA, Port Harbor & Term
                          District Port Facilities Revenue,
                          Transportation RV, International
                          Marine Term Project, Series A,
                          Kredietbank NV, LOC, 3.05%, 3/15/06,
                          optional put 3/15/00 @ 100             $    2,500,000
                                                                 --------------

TOTAL LOUISIANA                                                      22,885,000
                                                                 --------------
 MARYLAND (3.5%)
      15,250,000        Howard County, MD, Conservative Public
                          Improvement GO Bonds, Series A,
                          3.07%, 4/14/00                             15,233,759
       8,000,000        Howard County, MD, MFHR Bonds, Sherwood
                          Crossing Limited Project, Guardian
                          Savings & Loan, LOC, 3.30%, 6/1/15,
                          mandatory put 6/1/00 @ 100                  8,000,000
      11,390,000        Maryland State Community Development
                          Administration Department, Housing &
                          Community Development RV, Series A,
                          3.05%, 1/14/00                             11,390,000
       2,500,000        Maryland State, Industrial EDA RV,
                          Johnson Controls, Inc., LOC, 4.15%
                          V/R, 12/1/03                                2,500,000
                                                                 --------------

TOTAL MARYLAND                                                       37,123,759
                                                                 --------------
 MASSACHUSETTS (3.4%)
       7,000,000        Massachusetts State GO Bonds,
                          Series B, LOC Toronto Dominion Bank,
                          3.75%
                          V/R, 9/1/16                                 7,000,000
      14,675,000        Massachusetts State Housing Finance
                          Agency, Housing RV, Series A10, MBIA
                          insured, 3.90% V/R, 6/1/14                 14,675,000
      15,000,000        Massachusetts State Health, Landesbank
                          Hessen, LOC, 3.45%, 11/4/99                15,000,000
                                                                 --------------

TOTAL MASSACHUSETTS                                                  36,675,000
                                                                 --------------
 MICHIGAN (2.3%)
      11,335,000        Grand Rapids, MI, Water Supply RV, FGIC
                          insured, 3.45%, 1/1/15, optional put
                          11/4/99 @100                               11,335,000
       3,300,000        Michigan HEFA, Concordian College
                          Project, Allied Irish insured, 3.90%
                          V/R, 9/1/14                                 3,300,000
       1,500,000        Michigan State, Hospital Finance
                          Authority RV, Hosiptal Equipment Loan
                          Program, Series A, First of America,
                          LOC, 3.85% V/R, 12/1/23                     1,500,000
       2,900,000        Michigan State, Hospital Financial
                          Authority RV, Hospital Equipment Loan
                          Program, Series A, First of America,
                          LOC, 3.85% V/R, 12/1/23                     2,900,000

-------------------------------------------------------------------------------
     FACE/SHARE                        SECURITY
       AMOUNT                         DESCRIPTION                    VALUE
                    MUNICIPAL MONEY MARKET FUND (continued)
-------------------------------------------------------------------------------
       5,200,000        Michigan State, IDA RV, Detroit Edison,
                          Barclays, LOC, 3.90% V/R, 9/1/30       $    5,200,000
                                                                 --------------

TOTAL MICHIGAN                                                       24,235,000
                                                                 --------------
 MINNESOTA (10.0%)
       2,900,000        Arden Hills, MN Housing & Health Care
                          Facilities RV, Presbyterian Homes,
                          Series B Project, US Bank, LOC, 3.95%
                          V/R, 9/1/29                                 2,900,000
       6,300,000        Cohasset, MN, IDR RV, Minnesota Power &
                          Light Co., Project A, ABN Amro Bank
                          N.V., LOC, 3.95% V/R, 6/1/20                6,300,000
       5,000,000        Crystal, MN, MFHR Bonds, Crystal
                          Apartments L.P. Project, FHLB
                          insured, 3.70% V/R, 5/1/27                  5,000,000
       7,500,000        Duluth, MN, EDA, Health Care Facilities
                          RV, Miller Dwan Medical Center
                          Project, Credit Local de France, LOC,
                          3.95%
                          V/R, 6/1/19                                 7,500,000
       1,000,000        Hennepin County, MN, GO Bonds,
                          Series A, 4.13%, 12/1/99                    1,001,852
       4,900,000        Mankato, MN, MFHR Bonds, Highland Hills
                          Project, First Bank, LOC, 3.70%
                          V/R, 5/1/27                                 4,900,000
       1,000,000        Minneapolis, MN, GO Bonds, 7.00%,
                          12/1/99                                     1,006,039
      15,310,000        Minneapolis, MN, MFHR Bonds, Rental
                          Housing-Hennepin-95, 3.75% V/R,
                          12/1/30                                    15,310,000
       6,100,000        Minnesota Public Facilities Authority,
                          Water PCR Bonds, Series A,
                          collateralized by USG, 7.10%, 3/1/12,
                          P/R 3/1/00 @ 102                            6,322,075
       6,265,000        Minnesota SD Tax & Aid Anticipation
                          Borrowing Program Certificates, Aid
                          Anticipation Certificates
                          Indebentures, Series A, 3.00%, 2/3/00       6,265,000
       7,845,000        Minnesota SD Tax & Aid Anticipation
                          Borrowing Program, COP, Tax
                          Anticipation Certificates
                          Indebentures, Series A, 3.45%,
                          8/15/00                                     7,845,000
      10,000,000        Minnesota SD Tax & Aid Anticipation
                          Borrowing Program, COP, Tax
                          Anticipation Certificates
                          Indebentures, Series B, 2.95%,
                          2/24/00                                    10,000,000
      11,385,000        Minnesota State HFA, SFM RV, Series F,
                          3.65%, 1/1/17                              11,385,000
       8,490,000        Minnesota State, GO Bonds, 4.50%,
                          6/1/00                                      8,557,757
       6,000,000        St. Louis Park, MN, Health Care
                          Facilities RV, Park Nicollet Medical
                          Center Project, P/R 102 @ 1/1/00,
                          9.25%, 1/1/20                               6,206,832
       5,800,000        St. Paul, MN, Housing & Redevelopment
                          Authority, Utilities RV, remarketed
                          1/3/94, Credit Local De France, LOC,
                          3.70% V/R, 12/1/12                          5,800,000

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

     FACE/SHARE                        SECURITY
       AMOUNT                         DESCRIPTION                    VALUE
-------------------------------------------------------------------------------
                    MUNICIPAL MONEY MARKET FUND (continued)
-------------------------------------------------------------------------------
       1,000,000        St. Paul, MN, Port Authority IDR, Texas
                          Project, Series A, U.S. Bank N.A.,
                          LOC, 3.70% V/R, 6/1/10                 $    1,000,000
                                                                 --------------

TOTAL MINNESOTA                                                     107,299,555
                                                                 --------------
 MISSOURI (2.9%)
       5,000,000        Independence, MO, IDA RV, Groves and
                          Graceland Project, Series A, Credit
                          Local de France, LOC, 3.95% V/R,
                          11/1/27                                     5,000,000
       2,200,000        Kansas City, MO, IDA Authority, MFHR
                          Bonds, JC Nichols Co. Project, GTD by
                          Principal Mutual Life Insurance,
                          3.40% V/R, 5/1/15                           2,200,000
      15,070,000        Kansas City, MO, IDA, MFHR Bonds, Coach
                          House II Project, GTD by Principal
                          Mutual Life Insurance, 3.40% V/R,
                          12/1/15                                    15,070,000
       2,500,000        Missouri State HEFA RV, Series G, RANS,
                          3.50%, 4/29/00                              2,503,904
       2,500,000        Missouri State HEFA RV, Series H, RANS,
                          3.50%, 4/29/00                              2,503,904
         900,000        Missouri State HEFA RV, St. Louis
                          University, Series B, Bank of
                          America, SPA, 4.00% V/R, 10/1/24              900,000
       3,150,000        Missouri State, HEFA, Bank of America,
                          SPA Saint Louis University,
                          Series A, Bank of America, SPA,
                          4.00% V/R, 10/1/09                          3,150,000
                                                                 --------------

TOTAL MISSOURI                                                       31,327,808
                                                                 --------------
 MONTANA (1.8%)
       7,200,000        Montana State Board of Investments,
                          Municipal Finance Construction,
                          Intercap Program RV, 3.05%, 3/1/09,
                          optional put 3/1/00 @ 100                   7,200,000
      10,000,000        Montana State Board of Investments,
                          Municipal Finance Construction,
                          Intercap Program RV, 3.05%, 3/1/18,
                          optional put 3/1/00 @ 100                  10,000,000
       1,610,000        Montana State Board of Investments,
                          Municipal Finance Construction,
                          Intercap Program RV, 3.05%, 3/1/01,
                          optional put 3/1/00 @ 100                   1,610,000
                                                                 --------------

TOTAL MONTANA                                                        18,810,000
                                                                 --------------
 NEBRASKA (0.2%)
       1,900,000        Norfolk, NE, IDR Bonds, Supervalu Inc.
                          Project, Wachovia Bank of Georgia,
                          LOC, 3.65% V/R, 11/1/14                     1,900,000
                                                                 --------------

-------------------------------------------------------------------------------
     FACE/SHARE                        SECURITY
       AMOUNT                         DESCRIPTION                    VALUE
                    MUNICIPAL MONEY MARKET FUND (continued)
-------------------------------------------------------------------------------
 NEVADA (0.8%)
       3,775,000        Henderson, NV, Health Care Facilities
                          RV, PT 134, AMBAC insured, 3.86% V/R,
                          7/1/20                                 $    3,775,000
       5,000,000        Nevada State, LTGO Bonds, Trust
                          Receipts, Series 36 D, FGIC insured,
                          3.90% V/R, 11/1/25                          5,000,000
                                                                 --------------

TOTAL NEVADA                                                          8,775,000
                                                                 --------------
 NEW HAMPSHIRE (0.6%)
       5,945,000        New Hampshire, HEHFA RV, Municipal
                          Trust Receipts, Series SG-19, Societe
                          Generale, LOC, 3.90% V/R, 6/1/23            5,945,000
                                                                 --------------
 NEW JERSEY (0.2%)
       2,400,000        New Jersey State, EFA RV, Series SG 48,
                          MBIA insured, 3.75% V/R, 7/1/26             2,400,000
                                                                 --------------
 NEW MEXICO (1.1%)
       2,450,000        Bloomfield, NM, GO Bonds, Series A, La
                          Salle National Bank, LOC, 4.00% V/R,
                          11/15/10                                    2,450,000
       2,710,000        Espanola, NM, Health Care RV,
                          Series A, La Salle National Bank,
                          LOC, 4.00%
                          V/R, 11/15/10                               2,710,000
       5,000,000        New Mexico State Tax & RANS, Series A,
                          4.00%, 6/30/00                              5,027,786
       1,735,000        Silver City, NM, GO Bonds, Series A, La
                          Salle National Bank, LOC, 4.00% V/R,
                          11/15/10                                    1,735,000
                                                                 --------------

TOTAL NEW MEXICO                                                     11,922,786
                                                                 --------------
 NEW YORK (13.6%)
      17,600,000        Long Island Power Authority, NY,
                          Electric System RV, Series 7, MBIA
                          insured, 3.80% V/R, 4/1/25                 17,600,000
      13,410,000        New York State Dormitory Authority RV,
                          Floater Trusts, AMBAC insured, 3.82%
                          V/R, 8/1/28                                13,410,000
       3,900,000        New York State Dormitory Authority RV,
                          Municipal Securities Receipts,
                          Series CMC2B, Chase insured,
                          3.90% V/R, 2/1/07                           3,900,000
       5,200,000        New York State Dormitory Authority RV,
                          Municipal Securities Receipts,
                          Series CMC1B, AMBAC insured, 3.90%
                          V/R, 2/15/08                                5,200,000
       3,900,000        New York State Dormitory Authority RV,
                          Municipal Securities Receipts,
                          Series CMC2A, Chase insured,
                          3.90% V/R, 2/1/06                           3,900,000

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

     FACE/SHARE                        SECURITY
       AMOUNT                         DESCRIPTION                    VALUE
-------------------------------------------------------------------------------
                    MUNICIPAL MONEY MARKET FUND (continued)
-------------------------------------------------------------------------------
       6,995,000        New York State Dormitory Authority RV,
                          Series PA 434, FSA insured 3.82% V/R,
                          5/15/15                                $    6,995,000
      11,335,000        New York State Dormitory Authority RV,
                          Series PPA 424, 3.82% V/R, 8/1/32          11,335,000
       8,425,000        New York State Dormitory Authority RV,
                          Series PPA 428, FSA insured 3.82%
                          V/R, 2/15/28                                8,425,000
       6,450,000        New York State Energy, Research &
                          Development Authority, PCR Bonds, NYS
                          Electric & Gas, Series D, remarketed
                          3/4/98, 3.85% V/R, 10/1/29                  6,450,000
       2,500,000        New York State LOC Government
                          Assistance Corp., RV, Series SG 99,
                          AMBAC insured, 3.82% V/R, 4/1/11            2,500,000
       8,335,000        New York State Medical Care Facilities
                          Finance Agency, Health Care RV,
                          Credit Suisse, LOC, 3.75% V/R,
                          2/15/13                                     8,335,000
       3,000,000        New York State, Environmental Quality,
                          Series G, Westdeutsche Landesbank,
                          LOC, 3.00%, 2/1/18, mandatory put
                          12/8/99 @100                                3,000,000
      17,240,000        New York State, Urban Development Corp.
                          RV, Series PT 147, Hypo Bayerische
                          Bank, LOC, 3.05% V/R, 7/1/16               17,240,000
       2,500,000        New York, NY, City Municipal Water
                          Finance Authority, Water & Sewer
                          System RV, Series C, FGIC insured,
                          3.95% V/R, 6/15/23                          2,500,000
      14,995,000        New York, NY, City Municipal Water
                          Finance Authority, Water & Sewer
                          System RV, Series PA 444, FGIC
                          insured, 3.82% V/R, 6/15/30                14,995,000
      11,985,000        New York, NY, Floats, Series PT 1038,
                          MBIA insured, 3.85% V/R, 8/1/16            11,985,000
       4,895,000        New York, NY, Notes, PA385, Merrill
                          Lynch, GTD, 3.80% V/R, 8/1/13               4,895,000
       3,290,000        Triborough Bridge & Tunnel Authority,
                          NY, Transportation RV, PA 200,
                          Merrill Lynch, GTD, 3.82% V/R, 1/1/12       3,290,000
                                                                 --------------
TOTAL NEW YORK                                                      145,955,000
                                                                 --------------
 NORTH CAROLINA (0.8%)
       1,100,000        North Carolina Medical Care Community
                          Hospital RV, Moses H. Cone Memorial
                          Hospital Project, Wachovia Bank, LOC,
                          3.85% V/R, 10/1/23                          1,100,000
       3,000,000        Person County, NC, Industrial
                          Facilities & Pollution Control
                          Financing Authority, PCR Bonds, GTD
                          by Carolina Power & Light Co., 3.95%
                          V/R, 11/1/19                                3,000,000

-------------------------------------------------------------------------------
     FACE/SHARE                        SECURITY
       AMOUNT                         DESCRIPTION                    VALUE
                    MUNICIPAL MONEY MARKET FUND (continued)
-------------------------------------------------------------------------------
       4,850,000        Raleigh Durham, NC, Airport Authority
                          Special Facilities RV, American
                          Airlines, Series B, Bank of America,
                          LOC, 3.90% V/R, 11/1/15                $    4,850,000
                                                                 --------------

TOTAL NORTH CAROLINA                                                  8,950,000
                                                                 --------------
 NORTH DAKOTA (0.1%)
       1,500,000        Bismarck, ND, IDR Bonds, Supervalu Inc.
                          Project, Wachovia Bank & Trust, LOC,
                          3.65% V/R, 4/1/09                           1,500,000
                                                                 --------------
 OHIO (1.6%)
       6,700,000        Cincinnati, OH, GO Bonds, 4.38%,
                          12/1/99                                     6,715,365
       1,000,000        Franklin County, OH, Convention
                          Facilities Authority RV, Tax & Lease
                          Revenue Anticipation Bonds, MBIA
                          insured, 6.70%, 12/1/99                     1,006,125
       5,200,000        Hamilton County, OH, IDR RV, Community
                          Urban Redevelopment Project, National
                          Westminster, LOC, 3.60% V/R, 10/15/12       5,200,000
       4,400,000        Wooster, OH, IDR, Allen Group, Inc.,
                          National Bank of Detroit, LOC, 4.05%
                          V/R, 12/1/10                                4,400,000
                                                                 --------------

TOTAL OHIO                                                           17,321,490
                                                                 --------------
 OKLAHOMA (1.0%)
       2,625,000        Oklahoma County, IDA RV, Carbon Office,
                          FGIC insured, 3.65% V/R, 12/1/14            2,625,000
       2,615,000        Oklahoma County, OK, Finance Authority,
                          IDR, Perrine Office Project, FGIC
                          insured, 3.65% V/R, 12/1/14                 2,615,000
       5,000,000        Oklahoma State, Water Reserve Board
                          State Loan Program RV, 3.60% V/R,
                          AMBAC insured, 9/1/24, mandatory put
                          3/1/00 at 100                               5,000,000
                                                                 --------------

TOTAL OKLAHOMA                                                       10,240,000
                                                                 --------------
 OREGON (1.9%)
      17,300,000        Oregon State Health Housing Educational
                          & Cultural Facilities Authority,
                          Quatama Crossing Housing Project, US
                          Bank N.A., LOC, 3.65% V/R, 1/1/31          17,300,000
       3,000,000        Tri-County Metropolitan Transportation
                          District, OR, RV Bonds, Series 142,
                          Morgan Stanley Dean, 3.85% V/R,
                          8/1/19                                      3,000,000
                                                                 --------------

TOTAL OREGON                                                         20,300,000
                                                                 --------------

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

     FACE/SHARE                        SECURITY
       AMOUNT                         DESCRIPTION                    VALUE
-------------------------------------------------------------------------------
                    MUNICIPAL MONEY MARKET FUND (continued)
-------------------------------------------------------------------------------
 PENNSYLVANIA (3.9%)
       6,100,000        Allegheny County, PA, IDA RV,
                          Series C, remarketed 12/1/98,
                          Dresdner Bank, LOC, 3.95% V/R, 7/1/27  $    6,100,000
       1,000,000        Berks County, PA, IDA RV, GTD by CNA
                          Insurance, 3.15% V/R, 7/1/16                1,000,000
       1,100,000        Butler County, PA, IDA, PCR Bonds,
                          Pennzoil Co. Project, Mellon Bank,
                          LOC, 3.90% V/R, 12/1/12                     1,100,000
       5,245,000        Chartiers Valley, PA, Industrial &
                          Commercial Development Authority, IDA
                          RV, GTD by ADP, Inc., 3.50% V/R,
                          11/15/17                                    5,245,000
       2,590,000        Pennsylvania Intergovernmental Coop.
                          Authority, Special Tax RV, MBIA
                          insured, 3.85% V/R, 6/15/23                 2,590,000
      12,900,000        Pennsylvania State, HEFA RV, University
                          of PA, Health Services, Series C,
                          State Street, LOC, 3.85% V/R, 1/1/26       12,900,000
       3,400,000        Quakertown, PA, Health Care RV,
                          Hospital Group Pooled Financing,
                          Series A, PNC Bank, LOC, 3.90% V/R,
                          7/1/26                                      3,400,000
       9,500,000        Quakertown, PA, Health Care RV,
                          Hospital Group Pooled Financing, PNC
                          Bank LOC, 3.90% V/R, 7/1/05                 9,500,000
                                                                 --------------

TOTAL PENNSYLVANIA                                                   41,835,000
                                                                 --------------
 RHODE ISLAND (0.1%)
       1,000,000        Rhode Island State, GO Bonds, Consumer
                          Capital Development, Series B, FSA
                          insured, 6.10%, 5/15/03, P/R, 5/15/00       1,034,188
                                                                 --------------
 SOUTH CAROLINA (4.1%)
       3,900,000        Florence County, SC, Hospital RV,
                          McLeod Regional Medical Center,
                          Series A, FGIC insured, 3.85% V/R,
                          11/1/15                                     3,900,000
      19,900,000        Piedmont Municipal Power Agency, SC,
                          Electric RV, Series B, MBIA insured,
                          3.85% V/R, 1/1/19                          19,900,000
       6,000,000        Piedmont Municipal Power Agency, SC,
                          Electric RV, Series C, MBIA insured,
                          3.85% V/R, 1/1/22                           6,000,000
       5,855,000        South Carolina State Public Service
                          Authority, Utilities RV, FGIC
                          insured, 3.85% V/R, 1/1/23                  5,855,000
       8,355,000        South Carolina State, Public Service
                          Authority RV, Series SG-2, MBIA
                          insured, 3.85% V/R, 7/1/21                  8,355,000
                                                                 --------------
TOTAL SOUTH CAROLINA                                                 44,010,000
                                                                 --------------

-------------------------------------------------------------------------------
     FACE/SHARE                        SECURITY
       AMOUNT                         DESCRIPTION                    VALUE
                    MUNICIPAL MONEY MARKET FUND (continued)
-------------------------------------------------------------------------------
 TENNESSEE (0.1%)
       1,000,000        Clarksville TN, Public Building
                          Authority RV Bonds, Pooled Financing,
                          Murfreesboro, Bank of America, LOC,
                          3.80% V/R, 7/1/11                      $    1,000,000
                                                                 --------------
 TEXAS (6.6%)
       1,735,000        Austin, TX, Utilities System RV,
                          11.13%, 11/15/09, P/R, 11/15/99             1,751,760
      15,190,000        Austin, TX, Utilities System RV,
                          Series G, AMBAC insured, 3.85% V/R,
                          11/15/11                                   15,190,000
       1,100,000        Bexar County, TX, Housing Finance
                          Corp., MFHR Bonds, Creightons Mill
                          Development Project, Series A, GTD by
                          New England Mutual Life Insurance
                          Co., 3.85% V/R, 8/1/06                      1,100,000
       4,950,000        Bexar County, TX, Housing Finance
                          Corp., MFHR Bonds, Park Hill
                          Development Project, Series B, GTD by
                          New England Mutual Life Insurance
                          Co., 3.85% V/R, 6/1/05                      4,950,000
       6,500,000        City of Houston, 4.15%, 10/6/99               6,500,000
      10,490,000        Harris County, TX, Housing Finance
                          Corp., MFHR Bonds, Arbor II Limited
                          Project, Guardian Savings & Loan,
                          LOC, 4.00% V/R, 10/1/05, mandatory
                          put 10/1/99 @ 100                          10,490,000
       3,770,000        Houston, TX, Water & Sewer Systems RV,
                          Municipal Trust Receipts,
                          Series SG 120, FGIC insured, 3.85%
                          V/R, 12/1/23                                3,770,000
       1,705,000        San Antonio, TX, Electric & Gas RV,
                          Series A, 4.25%, 2/1/00                     1,712,000
         920,000        Tarrant County, TX, MFHR Bonds, SF
                          Apartments Project, Suntrust Bank,
                          Nashville, LOC, 3.85% V/R, 11/1/17            920,000
       3,000,000        Texas State Department of Housing and
                          Community Affairs, SFM RV,
                          Series PT 136, MBIA insured, 3.90%
                          V/R, 3/1/17                                 3,000,000
       9,595,000        Texas State, Floats-PA 560, Merrill
                          Lynch, GTD, 3.85% V/R, 8/1/24               9,595,000
      12,000,000        Texas State, Tax & RANS, Series A,
                          4.50%, 8/31/00                             12,084,912
                                                                 --------------

TOTAL TEXAS                                                          71,063,672
                                                                 --------------
 UTAH (0.4%)
       4,240,000        Davis County, UT, MFHR Bonds, Fox Creek
                          Apartments, Series A, FNMA, GTD,
                          3.80% V/R, 7/15/27                          4,240,000
                                                                 --------------

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements.

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

     FACE/SHARE                        SECURITY
       AMOUNT                         DESCRIPTION                    VALUE
-------------------------------------------------------------------------------
                    MUNICIPAL MONEY MARKET FUND (continued)
-------------------------------------------------------------------------------
 VIRGINIA (0.9%)
      10,000,000        Harrisonburg, VA, MFHR Bonds, Rolling
                          Brook Village Apartments, Series A,
                          Guardian Savings & Loan, LOC, 3.20%,
                          2/1/26, mandatory put 2/1/00 @ 100     $   10,000,000
                                                                 --------------
 WASHINGTON (3.1%)
       5,800,000        Port Seattle, WA, IDR, Sysco Food
                          Services Project, 3.85% V/R, 11/1/25        5,800,000
       1,000,000        Washington Public Power Supply System,
                          Power RV, Nuclear Project #3,
                          Series 13, MBIA insured, 3.85% V/R,
                          7/1/15                                      1,000,000
       3,000,000        Washington Public Power Supply System,
                          Power RV, Nuclear Project #1, MBIA
                          insured, 3.90% V/R, 7/1/17                  3,000,000
       7,900,000        Washington Public Power Supply System,
                          Power RV, Nuclear Project #1,
                          Municipal Securities Trust Receipts,
                          Series CMC2, AMBAC insured, 3.85%
                          V/R, 7/1/07                                 7,900,000
       3,315,000        Washington State Housing Finance
                          Commission, Nonprofit Housing RV,
                          Christa, Series B, US Bank, LOC,
                          3.75% V/R, 7/1/11                           3,315,000
       9,900,000        Washington State Public Power Supply,
                          System Nuclear Project #2, Power RV,
                          AMBAC insured, 3.85% V/R, 7/1/07            9,900,000
       2,205,000        Washington State, Health Care
                          Facilities Authority RV, Childrens
                          Hospital & Regional Medical Center,
                          FSA insured, 4.00%, 10/1/99                 2,205,000
                                                                 --------------
TOTAL WASHINGTON                                                     33,120,000
                                                                 --------------
 WASHINGTON, D.C. (0.1%)
       1,200,000        District of Columbia, GO Bonds, Bank of
                          America, LOC, Series B-2, Bank One,
                          LOC, 4.25% V/R, 6/1/03                      1,200,000
                                                                 --------------
 WEST VIRGINIA (1.2%)
      13,055,000        West Virginia, Hospital Finance
                          Authority, RV Bonds, Oak Hill
                          Hospital Project, Series A, 3.90%
                          V/R, 9/1/28                                13,055,000
                                                                 --------------

-------------------------------------------------------------------------------
     FACE/SHARE                        SECURITY
       AMOUNT                         DESCRIPTION                    VALUE
                    MUNICIPAL MONEY MARKET FUND (continued)
-------------------------------------------------------------------------------
 WISCONSIN (2.0%)
       1,000,000        Beloit & Rock County, WI, IDA RV, GTD
                          by CPC International, 5.12% V/R,
                          4/1/19                                 $    1,000,000
       1,500,000        Brookfield, WI, GO Bonds, Promissory
                          Note, 5.25%, 12/1/99                        1,505,535
       1,405,000        Johnson Controls, Inc., Tax-Exempt
                          Bond, Grantor Trust, Wachovia Corp.,
                          LOC, 4.10% V/R, 10/1/01                     1,405,000
       3,750,000        Portage County, WI, Bond Anticipation
                          Notes, 4.50%, 6/1/00                        3,754,812
       1,000,000        Pulaski, WI, Community SD, GO Bonds,
                          4.70%, 3/1/00                               1,006,728
       6,665,000        Wisconsin State HFA RV, Franciscan
                          Health Care, Series A-1, Toronto
                          Dominion Bank, LOC, 3.77% V/R, 1/1/16       6,665,000
       3,475,000        Wisconsin State, HEHFA RV,
                          Series PA 183, MBIA insured, 3.85%
                          V/R, 8/15/17                                3,475,000
       2,500,000        Wisconsin State, SDs Cash Flow
                          Management Program COP RV, Series
                          A-2, 3.80%, 9/25/00                         2,500,000
                                                                 --------------

TOTAL WISCONSIN                                                      21,312,075
                                                                 --------------
 WYOMING (1.7%)
      17,200,000        Gillette, WY, PCR Bonds, Commerzbank
                          A.G. LOC, 3.80% V/R, 1/1/18                17,200,000
       1,000,000        Green River, WY, PCR Bonds, Allied
                          Corp. Project, GTD by Allied Signal
                          Corp., Wachovia Bank Liquidity, 4.11%
                          V/R, 12/1/12                                1,000,000
                                                                 --------------

TOTAL WYOMING                                                        18,200,000
                                                                 --------------

TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (100.0%)
                                                                 $1,074,038,940
                                                                 ==============

                                                                 [LOGO]
See Notes to Schedules of Investments and Notes to Financial Statements.

 NOTES TO SCHEDULES OF INVESTMENTS (unaudited)                SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

(A) Annualized yields at time of purchase.

ABBREVIATIONS

AMBAC   American Municipal Bond Assurance Corporation
COP     Certificate of Participation
EDA     Economic Development Authority
EFA     Educational Facilities Authority
FFCB    Federal Farm Credit Bank
FGIC    Financial Guaranty Insurance Company
FHLB    Federal Home Loan Bank
FHLMC   Federal Home Loan Mortgage Corporation
FNMA    Federal National Mortgage Association
FSA     Financial Security Assurance, Inc.
GO      General Obligation
GTD     Guaranteed
HEFA    Higher Education Facilities Authority
HEHFA   Higher Education & Health Facilities Authority
HFA     Housing Finance Authority
IDA     Industrial Development Authority
IDR     Industrial Development Revenue
LOC     Letter of Credit
LTGO    Limited Tax General Obligation
MBIA    Municipal Bond Insurance Association
MFHR    Multi Family Housing Revenue
NBD     National Bank Detroit
PCR     Pollution Control Revenue
P/R     Pre-refunded
RANS    Revenue Anticipation Notes
RV      Revenue Bonds
SD      School District
SFM     Single Family Mortgage
SPA     Stand by Purchase Agreement
USG     United States Government
V/R     Variable rate -- These securities are deemed to have a
        maturity remaining until the next adjustment of the
        interest rate or the longer of the demand period or
        readjustment. The interest rates shown reflect the rate
        in effect on September 30, 1999.

                                                                 [LOGO]

                      STATEMENTS OF ASSETS AND LIABILITIES
                            SCHEDULES OF INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (unaudited)

                          PRIME MONEY MARKET PORTFOLIO
                             MONEY MARKET PORTFOLIO

                             CORE TRUST (DELAWARE)

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)             SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

                                                               PRIME MONEY         MONEY
                                                                  MARKET           MARKET
                                                                PORTFOLIO        PORTFOLIO
                                                              --------------   --------------
ASSETS
  Investments at amortized cost (Note 2)....................  $4,125,316,040   $3,025,506,264
  Cash......................................................          85,378          361,438
  Receivable for dividends, interest and other
    receivables.............................................      15,420,965       11,475,623
  Organization costs, net of amortization (Note 2)..........           8,615            8,615
                                                              --------------   --------------
TOTAL ASSETS................................................   4,140,830,998    3,037,351,940
                                                              --------------   --------------

LIABILITIES
  Payable for investments purchased.........................     205,690,347      143,814,208
  Payable to custodian (Note 3).............................          34,085           25,469
  Payable to adviser (Note 3)...............................       1,084,148          242,397
  Payable to other related parties (Note 3).................         164,275                -
  Accrued expenses and other liabilities....................          31,576           26,010
                                                              --------------   --------------

TOTAL LIABILITIES...........................................     207,004,430      144,108,084
                                                              --------------   --------------

NET ASSETS..................................................  $3,933,826,568   $2,893,243,856
                                                              ==============   ==============

                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED)                         SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

     FACE/SHARE                        SECURITY
       AMOUNT                         DESCRIPTION                    VALUE
-------------------------------------------------------------------------------
                         PRIME MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------
 ASSET BACKED SECURITIES (1.5%)
      20,575,158        STEERS 1998, Series A39, 5.44% V/R,
                          4/25/00                                $   20,575,158
         474,666        WFP Tower B Finance Corp., Short-Term
                          STEERS Trust, Series A, 5.58% V/R,
                          10/8/99                                       474,666
      21,359,969        WFP Tower B Finance Corp., Short-Term
                          STEERS Trust, Series A, 5.58% V/R,
                          10/8/99                                    21,359,969
      18,986,639        WFP Tower B Finance Corp., Short-Term
                          STEERS Trust, Series A, 5.58% V/R,
                          10/8/99                                    18,986,639
                                                                 --------------

TOTAL ASSET BACKED SECURITIES                                        61,396,432
                                                                 --------------
 CERTIFICATES OF DEPOSIT (1.4%)
      60,000,000        Dresdner Bank AG, New York, 5.56%,
                          1/7/00                                     60,000,000
                                                                 --------------
 COMMERCIAL PAPER (52.0%)
      29,400,000        Ace Overseas Corp., 5.44%, 11/22/99(a)       29,169,405
      67,038,000        Asset Portfolio Funding Corp., 5.51%,
                          1/13/00(a)                                 65,970,904
      48,000,000        Atlantis One Funding Corp., 5.43%,
                          1/14/00                                    47,239,800
      55,000,000        Atlantis One Funding Corp., 5.75%,
                          2/16/00                                    53,787,709
      20,000,000        Beta Finance, Inc., 4.88%, 1/18/00(a)        19,704,489
      50,000,000        Bills Securitization Ltd., 5.43%,
                          1/07/00                                    49,260,917
      64,860,000        Certain Funding Corp., 5.44%,
                          12/10/99(a)                                64,173,926
      30,000,000        Christiania Bank, 4.88%, 1/14/00             29,573,001
      50,000,000        Commonwealth Bank of Australia, 4.77%,
                          11/9/99                                    49,741,625
      19,051,000        Compass Securitization, 5.23%,
                          10/15/99(a)                                19,012,252
      41,000,000        Conduit Asset Backed Securities Ltd.,
                          5.23%, 10/22/99(a)                         40,874,916
      30,857,000        Conduit Asset Backed Securities Ltd.,
                          5.75%, 2/14/00(a)                          30,186,719
      12,400,000        Cooperative Association of Tractor
                          Dealers, 4.75%, 1/6/00                     12,207,887
      40,000,000        Cregem North America, 4.94%, 12/23/99        39,544,423
      90,000,000        Deutsche Bank Financial, Inc., 5.05%,
                          12/8/99                                    89,141,500
      60,000,000        Deutsche Bank Financial, Inc., 4.85%,
                          1/21/00                                    59,094,667
      75,000,000        Dresdner, U.S. Finance, Inc., 4.86%,
                          1/4/00                                     73,936,875
      30,000,000        Grand Funding Corp., 5.76%, 1/5/00(a)        29,539,200
      30,000,000        Grand Funding Corp., 5.43%, 1/7/00(a)        29,556,550
      38,000,000        Grand Funding Corp., 5.43%, 1/10/00(a)       37,421,102
      15,000,000        Grand Funding Corp., 5.87%, 1/13/00(a)       14,745,634
      50,000,000        IBM Credit Corp., 6.37%, 11/19/00            49,690,347
      50,985,000        International Securitization Corp.,
                          5.32%, 10/4/99                             50,962,397
      15,691,000        International Securitization Corp.,
                          5.27%, 11/1/99                             15,619,794
      10,372,000        International Securitization Corp.,
                          5.27%, 11/1/99                             10,324,931

-------------------------------------------------------------------------------
     FACE/SHARE                        SECURITY
       AMOUNT                         DESCRIPTION                    VALUE
                   PRIME MONEY MARKET PORTFOLIO (continued)
-------------------------------------------------------------------------------
      36,145,000        International Securitization Corp.,
                          5.45%, 11/4/99                         $   35,958,954
      15,275,000        International Securitization Corp.,
                          5.45%, 12/10/99                            15,113,128
      10,000,000        KBC Commercial Paper Trust, 5.22%,
                          10/15/99(a)                                 9,979,700
      75,000,000        KBC Commercial Paper Trust, 5.42%,
                          11/23/99(a)                                74,401,542
      80,000,000        Lexington Parker Capital Co. LLC.,
                          5.85%, 2/22/00(a)                          78,128,000
      50,000,000        Moat Funding LLC, 5.25%, 10/6/99(a)          49,963,542
      40,000,000        Moat Funding LLC, 5.28%, 12/8/99(a)          39,601,067
      30,000,000        Moat Funding LLC, 5.73%, 5/9/00(a)           28,944,725
      78,050,000        Moriarty Ltd., 5.50%, 10/4/99(a)             78,014,227
     130,000,000        Natexis US Finance Corp., 4.95%,
                          12/22/99                                  128,534,250
      38,543,000        Old Line Funding Corp., 5.80%,
                          1/28/00(a)                                 37,804,046
      48,000,000        Rio Tinto America, Inc., 5.35%,
                          1/10/00(a)                                 47,279,534
      53,000,000        Sheffield Receivables Corp., 5.69%,
                          10/1/99                                    53,000,000
      30,000,000        Sigma Finance Corp., 4.85%, 10/12/99(a)      29,955,542
      55,000,000        Sigma Finance Corp., 5.40%, 11/5/99(a)       54,711,250
      10,000,000        Special Purpose Accounts Receivables
                          Cooperative Corp., 5.22%, 10/27/99(a)       9,962,300
      50,000,000        Swedbank, Inc., 4.78%, 10/4/99               49,980,083
      39,411,000        Sydney Capital Corp., 5.41%,
                          10/27/99(a)                                39,257,013
      10,523,000        Sydney Capital Corp., 5.42%, 11/8/99(a)      10,462,797
      55,000,000        Variable Funding Capital Corp., 5.45%,
                          10/29/99(a)                                54,766,861
      27,000,000        Variable Funding Capital Corp., 5.90%,
                          1/5/00(a)                                  26,580,960
      50,000,000        Variable Funding Capital Corp., 5.90%,
                          1/5/00(a)                                  49,199,784
      45,000,000        Windmill Funding Corp., 5.41%, 1/6/00        44,344,038
      26,868,000        Windmill Funding Corp., 5.94%,
                          1/7/00(a)                                  26,433,544
      20,000,000        Windmill Funding Corp., 5.46%,
                          1/15/00(a)                                 19,708,800
      43,000,000        Yamaha Motors Owner Trust, 5.42%,
                          10/18/99                                   42,889,944
                                                                 --------------

TOTAL COMMERCIAL PAPER                                            2,145,456,601
                                                                 --------------
 CORPORATE NOTES (29.4%)
      10,000,000        Asset Backed Trust 1996 Series A-4,
                          5.44% V/R, 1/18/00                         10,000,000
      30,000,000        Bear Stearns Cos., Inc., 5.71% V/R,
                          11/1/99                                    30,000,000
      15,000,000        Bear Stearns Cos., Inc., 5.79% V/R,
                          11/30/99                                   15,000,000
      45,000,000        Bear Stearns Cos., Inc., 5.25%, 1/18/00      45,000,000
      30,000,000        Bear Stearns Cos., Inc., 5.48% V/R,
                          6/16/00                                    30,006,180
      15,000,000        Bear Stearns Cos., Inc., 5.53% V/R,
                          9/15/00                                    14,997,315
      30,000,000        Bear Stearns Cos., Inc., 5.53% V/R,
                          9/15/00                                    30,000,000
      80,000,000        Beta Finance, Inc., 5.43% V/R, 11/12/99      79,992,771
      20,000,000        Bishop's Gate Residential Mortgage
                          Trust, Series 1998-2, 5.57% V/R,
                          11/22/99                                   20,000,000
       5,000,000        Caterpillar Financial Services Corp.,
                          6.25%, 1/20/00                              5,015,972
      80,000,000        CC (USA), Inc., 5.13%, 1/12/00               80,000,000
      26,000,000        CC (USA), Inc., 5.14%, 1/19/00               26,000,000

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

     FACE/SHARE                        SECURITY
       AMOUNT                         DESCRIPTION                    VALUE
-------------------------------------------------------------------------------
                   PRIME MONEY MARKET PORTFOLIO (continued)
-------------------------------------------------------------------------------
      95,000,000        First Union National Bank, 5.56% V/R,
                          8/25/00                                $   95,000,000
      30,000,000        Goldman Sachs Group, 5.76%, 1/14/00          30,047,841
      20,000,000        Goldman Sachs Group, 5.76%, 1/14/00          20,032,272
      20,000,000        Goldman Sachs Group, 5.44% V/R, 7/14/00      20,005,809
      20,000,000        K2 (USA) LLC, 5.20%, 3/29/00                 19,998,033
      60,000,000        Key Bank, N.A, Cleveland, 5.33% V/R,
                          10/14/99                                   60,000,105
      20,000,000        Liberty Lighthouse US Capital Co., LLC,
                          5.29% V/R, 10/8/99                         19,999,435
      30,000,000        Liberty Lighthouse US Capital Co., LLC,
                          5.29% V/R, 10/8/99                         29,999,780
      60,000,000        Liberty Lighthouse US Capital Co., LLC,
                          5.44% V/R, 8/11/00                         60,000,000
      80,000,000        Merrill Lynch & Co., Inc., 5.14%,
                          2/11/00                                    79,999,596
      40,000,000        Moat Funding LLC, 5.48% V/R, 5/2/00          40,000,000
      40,000,000        Morgan Stanley Group, Inc., 5.61% V/R,
                          3/15/01                                    40,000,000
      87,500,000        Sigma Finance Corp., 5.48% V/R,
                          10/28/99                                   87,500,000
      60,000,000        Special Purpose Accounts Receivables
                          Cooperative Corp., 5.54% V/R, 3/9/00       60,000,000
      19,871,553        STEERS, Medium Term Structured Enhanced
                          Return Trust, Series 1997 A-28,
                          5.43% V/R, 9/23/00                         19,871,553
      25,497,359        STEERS, Series 1998 A-40, Conti
                          Mortgage Home Equity Loan Trust,
                          5.49% V/R, 1/18/00                         25,497,359
      42,000,000        SunAmerica, Inc., 6.20%, 10/31/99            42,039,262
      20,000,000        Syndicated Loan Funding Trust, Series
                          1999-1, 5.63% V/R, 2/15/00                 20,000,000
      25,000,000        Syndicated Loan Funding Trust, Series
                          1999-3, 5.52% V/R, 6/15/00                 25,000,000
      30,000,000        Transamerica Life Insurance & Annuity
                          Co., 5.50% V/R, 4/12/00                    30,000,000
                                                                 --------------
TOTAL CORPORATE NOTES                                             1,211,003,283
                                                                 --------------
 FLOATING RATE FUNDING AGREEMENTS (3.9%)
      30,000,000        Allstate Life Insurance Co., 5.45% V/R,
                          1/1/99                                     30,000,000
      30,000,000        GE Life & Annuity, 4.20% V/R, 7/1/00         30,000,000
      30,000,000        GE Life & Annuity, 5.37% V/R, 7/1/00         30,000,000
      30,000,000        Monumental Life, 5.37% V/R, 7/15/00          30,000,000
      40,000,000        Monumental Life, 5.48% V/R, 7/15/00          40,000,000
                                                                 --------------
TOTAL FLOATING RATE FUNDING AGREEMENTS                              160,000,000
                                                                 --------------
 MASTER NOTES (0.2%)
      10,000,000        General Electric Co., Master Note,
                          5.35% V/R, 10/5/99                         10,000,000
                                                                 --------------
 MUNICIPAL DEMAND NOTES (0.3%)
       1,100,000        Durham, NC, COP, Series B, 5.35% V/R,
                          7/1/03                                      1,100,000
       3,600,000        Durham, NC, COP, Series B, 5.35% V/R,
                          7/1/03                                      3,600,000

-------------------------------------------------------------------------------
     FACE/SHARE                        SECURITY
       AMOUNT                         DESCRIPTION                    VALUE
                   PRIME MONEY MARKET PORTFOLIO (continued)
-------------------------------------------------------------------------------
       1,160,000        Kalamazoo Funding Corp., Old Kent Bank,
                          LOC, 5.48% V/R, 12/15/26               $    1,160,000
       1,040,000        Kalamazoo Funding Corp., Old Kent Bank,
                          LOC, 5.48% V/R, 12/15/26                    1,040,000
         595,000        Kalamazoo Funding Corp., Old Kent Bank,
                          LOC, 5.48% V/R, 12/15/26                      595,000
         620,000        Kalamazoo Funding Corp., Old Kent Bank,
                          LOC, 5.48% V/R, 12/15/26                      620,000
       1,465,000        Kalamazoo Funding Corp., Old Kent Bank,
                          LOC, 5.48% V/R, 12/15/26                    1,465,000
         560,000        Kalamazoo Funding Corp., Old Kent Bank,
                          LOC, 5.48% V/R, 12/15/26                      560,000
       1,100,000        Prince William County, VA, Taxable
                          Notes, Series A, Wachovia Bank of
                          North Carolina, LOC, 5.35% V/R,
                          3/1/17                                      1,100,000
                                                                 --------------

TOTAL MUNICIPAL DEMAND NOTES                                         11,240,000
                                                                 --------------
 REPURCHASE AGREEMENTS (2.6%)
     106,000,000        Lehman Brothers, Inc., 5.69%, 10/1/99       106,000,000
                                                                 --------------
 TIME DEPOSITS (8.7%)
      53,000,000        Bank of America (Canada), 5.75%,
                          10/1/99                                    53,000,000
     156,000,000        Deutsche Bank, Grand Caymen, 11.00%,
                          12/31/99                                  156,000,000
      66,597,618        Societe Generale, Grand Cayman, 5.63%,
                          10/1/99                                    66,597,618
      84,622,106        Union Bank of Switzerland, 5.63%,
                          10/1/99                                    84,622,106
                                                                 --------------

TOTAL TIME DEPOSITS                                                 360,219,724
                                                                 --------------

TOTAL INVESTMENTS (100.0%)                                       $4,125,316,040
                                                                 ==============
-------------------------------------------------------------------------------
                            MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------
 ASSET BACKED SECURITIES (1.6%)
      13,716,772        STEERS 1998, Series A39, 5.44% V/R,
                          4/25/00                                $   13,716,772
      18,986,639        WFP Tower B Finance Corp., Short-Term
                          STEERS Trust, Series A, 5.58% V/R,
                          10/8/99                                    18,986,639
      14,239,980        WFP Tower B Finance Corp., Short-Term
                          STEERS Trust, Series A, 5.58% V/R,
                          10/8/99                                    14,239,980
                                                                 --------------

TOTAL ASSET BACKED SECURITIES                                        46,943,391
                                                                 --------------
 CERTIFICATES OF DEPOSIT (1.5%)
      45,000,000        Dresdner Bank AG, New York, 5.56%,
                          1/7/00                                     45,000,000
                                                                 --------------
 COMMERCIAL PAPER (51.0%)
      37,500,000        Ace Overseas Corp., 5.44%, 11/22/99(a)       37,205,334
      55,000,000        Asset Portfolio Funding Corp., 5.51%,
                          1/13/00(a)                                 54,124,523

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

     FACE/SHARE                        SECURITY
       AMOUNT                         DESCRIPTION                    VALUE
-------------------------------------------------------------------------------
                      MONEY MARKET PORTFOLIO (continued)
-------------------------------------------------------------------------------
      36,000,000        Atlantis One Funding Corp., 5.43%,
                          1/14/00                                $   35,429,850
      45,000,000        Atlantis One Funding Corp., 5.75%,
                          2/16/00                                    44,008,125
      50,000,000        Bills Securitization Ltd., 5.43%,
                          1/10/00                                    49,238,292
      45,000,000        Certain Funding Corp., 5.44%,
                          12/10/99(a)                                44,469,600
      20,000,000        Christiania Bank, 4.88%, 1/14/00             19,715,333
      50,000,000        Commonwealth Bank of Australia, 4.77%,
                          11/5/99                                    49,768,125
      22,358,000        Compass Securitization, 5.45%,
                          1/10/00(a)                                 22,016,140
      47,154,000        Conduit Asset Backed Securities Ltd.,
                          5.20%,12/15/99(a)                          46,643,165
      37,500,000        Cregem North America, 4.94%, 12/27/99        37,052,313
      75,000,000        Deutsche Bank Financial, Inc., 5.05%,
                          12/8/99                                    74,284,584
      40,000,000        Deutsche Bank Financial, Inc., 4.85%,
                          1/21/00                                    39,396,445
      25,000,000        Dresdner, U.S. Finance, Inc., 4.86%,
                          1/4/00                                     24,645,625
      22,789,000        Fountain Square Funding, 5.20%,
                          10/1/99(a)                                 22,789,000
      20,000,000        Grand Funding Corp., 5.76%, 1/5/00(a)        19,692,800
      35,000,000        Grand Funding Corp., 5.89%, 1/6/00(a)        34,444,541
      28,000,000        Grand Funding Corp., 5.43%, 1/10/00(a)       27,573,444
      30,000,000        IBM Credit Corp., 6.37%, 11/19/00            29,814,208
      40,000,000        International Securitization Corp.,
                          5.32%, 10/4/99                             39,982,267
      26,000,000        International Securitization Corp.,
                          5.45%, 11/4/99                             25,866,172
      98,000,000        KBC Trust, Commercial Paper, 5.22%,
                          10/15/99(a)                                97,801,060
      35,000,000        Moat Funding LLC, 5.25%, 10/6/99(a)          34,974,479
      25,000,000        Moat Funding LLC, 5.28%, 12/8/99(a)          24,750,667
      58,000,000        Moriarty Ltd., 5.50%, 10/4/99(a)             57,973,417
      95,000,000        Natexis US Finance Corp., 4.95%,
                          12/22/99                                   93,928,875
      46,812,000        Rio Tinto America, Inc., 5.35%,
                          1/7/00(a)                                  46,130,236
      41,000,000        Sheffield Receivables Corp., 5.69%,
                          10/1/99                                    41,000,000
      20,000,000        Sigma Finance Corp., 4.85%, 10/12/99(a)      19,970,361
      10,000,000        Sigma Finance Corp., 5.40%, 11/5/99(a)        9,947,500
      34,500,000        Special Purpose Accounts Receivables
                          Cooperative Corp., 5.25%, 10/26/99(a)      34,374,219
      65,000,000        Special Purpose Accounts Receivables
                          Cooperative Corp., 5.22%, 10/27/99(a)      64,754,950
      40,000,000        Swedbank, Inc., 4.78%, 10/4/99               39,984,067
      11,767,000        Sydney Capital, 5.02%, 10/6/99(a)            11,758,796
      51,000,000        Trident Capital Finance, 4.83%,
                          10/12/99(a)                                50,924,733
      40,000,000        Variable Funding Capital Corp., 5.45%,
                          10/29/99(a)                                39,830,445
      25,000,000        Variable Funding Capital Corp., 5.41%,
                          1/6/00(a)                                  24,635,577
      19,000,000        Windmill Funding Corp., 5.94%,
                          1/7/00(a)                                  18,692,770
      55,000,000        Windmill Funding Corp., 5.46%,
                          1/15/00(a)                                 54,199,201
                                                                 --------------
TOTAL COMMERCIAL PAPER                                            1,543,791,239
                                                                 --------------
 CORPORATE NOTES (30.7%)
       5,000,000        Asset Backed Trust 1996 Series A-4,
                          5.44% V/R, 1/18/00                          5,000,000
      20,000,000        Bear Stearns Cos., Inc., 5.71% V/R,
                          11/1/99                                    20,000,000
      10,000,000        Bear Stearns Cos., Inc., 5.79% V/R,
                          11/30/99                                   10,000,000

-------------------------------------------------------------------------------
     FACE/SHARE                        SECURITY
       AMOUNT                         DESCRIPTION                    VALUE
                      MONEY MARKET PORTFOLIO (continued)
-------------------------------------------------------------------------------
      45,000,000        Bear Stearns Cos., Inc., 5.25%, 1/18/00  $   45,000,000
      20,000,000        Bear Stearns Cos., Inc., 5.48% V/R,
                          6/16/00                                    20,004,121
      10,000,000        Bear Stearns Cos., Inc., 5.53% V/R,
                          9/15/00                                     9,998,211
      20,000,000        Bear Stearns Cos., Inc., 5.53% V/R,
                          9/15/00                                    20,000,000
      60,000,000        Beta Finance Inc., 5.43% V/R, 11/12/99       59,994,577
      10,000,000        Bishop's Gate Residential Mortgage
                          Trust, Series 1998-2, 5.57% V/R,
                          11/22/99                                   10,000,000
       5,000,000        Caterpillar Financial Services Corp.,
                          6.25%, 1/20/00                              5,015,972
      60,000,000        CC (USA), Inc., 5.13%, 1/12/00               60,000,000
      15,000,000        CC (USA), Inc., 5.14%, 1/19/00               15,000,000
      50,000,000        Dorada Finance, 5.82%, 7/30/00               50,000,000
      40,000,000        First Union National Bank, 5.56% V/R,
                          8/25/00                                    40,000,000
      20,000,000        Goldman Sachs Group, 5.76%, 1/14/00          20,031,893
      10,000,000        Goldman Sachs Group, 5.44% V/R, 7/14/00      10,002,904
      15,000,000        K2 (USA) LLC, 5.20%, 3/29/00                 14,998,525
      40,000,000        Key Bank, N.A, Cleveland, 5.33% V/R,
                          10/14/99                                   40,000,070
      30,000,000        Liberty Lighthouse US Capital Co., LLC,
                          5.29% V/R, 10/8/99                         29,999,153
      20,000,000        Liberty Lighthouse US Capital Co., LLC,
                          5.29% V/R, 10/8/99                         19,999,732
      20,000,000        Liberty Lighthouse US Capital Co., LLC,
                          5.29% V/R, 10/8/99                         19,999,853
      40,000,000        Liberty Lighthouse US Capital Co., LLC,
                          5.44% V/R, 8/11/00                         40,000,000
      67,000,000        Merrill Lynch & Co., Inc., 5.14%,
                          2/11/00                                    66,999,661
      50,000,000        Moat Funding LLC, 5.48% V/R, 5/2/00          50,000,000
      30,000,000        Morgan Stanley Group, Inc., 5.61% V/R,
                          3/15/01                                    30,000,000
      60,000,000        Sigma Finance Corp., 5.48% V/R,
                          10/28/99                                   60,000,000
      40,000,000        Special Purpose Accounts Receivables
                          Cooperative Corp., 5.54% V/R, 3/9/00       40,000,000
      19,871,553        STEERS, Medium Term Structured Enhanced
                          Return Trust, Series 1997 A-28,
                          5.43% V/R, 9/23/00                         19,871,553
      17,301,779        STEERS, Series 1998 A-40, Conti
                          Mortgage Home Equity Loan Trust,
                          5.49% V/R, 1/18/00                         17,301,779
      28,100,000        SunAmerica, Inc., 6.20%, 10/31/99            28,127,051
      15,000,000        Syndicated Loan Funding Trust,
                          Series 1999-1, 5.63% V/R, 2/15/00          15,000,000
      15,000,000        Syndicated Loan Funding Trust,
                          Series 1999-3, 5.52% V/R, 6/15/00          15,000,000
      20,000,000        Transamerica Life Insurance & Annuity
                          Co., 5.50% V/R, 4/12/00                    20,000,000
                                                                 --------------

TOTAL CORPORATE NOTES                                               927,345,055
                                                                 --------------
 FLOATING RATE FUNDING AGREEMENTS (3.8%)
      20,000,000        Allstate Life Insurance Co., 5.45% V/R,
                          1/1/99                                     20,000,000
      20,000,000        GE Life & Annuity, 5.371%, 7/1/00            20,000,000
      20,000,000        GE Life & Annuity, 5.421%, 7/1/00            20,000,000
      20,000,000        Monumental Life, 5.37% V/R, 7/15/00          20,000,000

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             SEPTEMBER 30, 1999

--------------------------------------------------------------------------------

     FACE/SHARE                        SECURITY
       AMOUNT                         DESCRIPTION                    VALUE
-------------------------------------------------------------------------------
                      MONEY MARKET PORTFOLIO (continued)
-------------------------------------------------------------------------------
      35,000,000        Monumental Life, 5.48% V/R, 7/15/00      $   35,000,000
                                                                 --------------

TOTAL FLOATING RATE FUNDING AGREEMENTS                              115,000,000
                                                                 --------------
 MASTER NOTES (0.3%)
      10,000,000        General Electric Co., Master Note,
                          5.35% V/R, 10/5/99                         10,000,000
                                                                 --------------
 MUNICIPAL DEMAND NOTES (0.3%)
         900,000        Durham, NC, COP, Series B, 5.35% V/R,
                          7/1/03                                        900,000
       2,700,000        Durham, NC, COP, Series B, 5.35% V/R,
                          7/1/03                                      2,700,000
         360,000        Kalamazoo Funding Corp., Old Kent Bank,
                          LOC, 5.48% V/R, 12/15/26                      360,000
       1,290,000        Kalamazoo Funding Corp., Old Kent Bank,
                          LOC, 5.48% V/R, 12/15/26                    1,290,000
         430,000        Kalamazoo Funding Corp., Old Kent Bank,
                          LOC, 5.48% V/R, 12/15/26                      430,000
         805,000        Kalamazoo Funding Corp., Old Kent Bank,
                          LOC, 5.48% V/R, 12/15/26                      805,000
         385,000        Kalamazoo Funding Corp., Old Kent Bank,
                          LOC, 5.48% V/R, 12/15/26                      385,000
       1,060,000        Kalamazoo Funding Corp., Old Kent Bank,
                          LOC, 5.48% V/R, 12/15/26                    1,060,000
         905,000        Kalamazoo Funding Corp., Old Kent Bank,
                          LOC, 5.48% V/R, 12/15/26                      905,000
         900,000        Prince William County, VA, Taxable
                          Notes, Series A, Wachovia Bank of
                          North Carolina, LOC, 5.35% V/R,
                          3/1/17                                        900,000
                                                                 --------------

TOTAL MUNICIPAL DEMAND NOTES                                          9,735,000
                                                                 --------------
 REPURCHASE AGREEMENTS (2.7%)
      82,000,000        Lehman Brothers, Inc., 5.69%, 10/1/99        82,000,000
                                                                 --------------

-------------------------------------------------------------------------------
     FACE/SHARE                        SECURITY
       AMOUNT                         DESCRIPTION                    VALUE
                      MONEY MARKET PORTFOLIO (continued)
-------------------------------------------------------------------------------
 TIME DEPOSITS (8.1%)
      41,000,000        Bank of America (Canada), 5.75%,
                          10/1/99                                $   41,000,000
     114,000,000        Deutsche Bank, Grand Cayman, 11.00%,
                          12/31/99                                  114,000,000
      24,691,579        Societe Generale, Grand Cayman, 5.63%,
                          10/1/99                                    24,691,579
      66,000,000        Union Bank of Switzerland, 5.63%,
                          10/1/99                                    66,000,000
                                                                 --------------

TOTAL TIME DEPOSITS                                                 245,691,579
                                                                 --------------

TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (100.0%)
                                                                 $3,025,506,264
                                                                 ==============

--------------------------------------------------------------------------------
                       NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
(a) Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to 4(2) of the Securities Act of 1933, as amended. These securities had been determined to be liquid pursuant to procedures adopted by the Board of Trustees.

ABBREVIATIONS

COP   Certificate of Participation
LOC   Letter of Credit
V/R   Variable Rate -- These securities are deemed to have a
                     maturity remaining until the next
                     adjustment of the interest rate or the
                     longer of the demand period or
                     readjustment. The interest rates shown
                     reflect the rate in effect on
                     September 30, 1999.

See Notes to Schedules of Investments.                     CORE TRUST (DELAWARE)

                                 ANNUAL REPORT
                                  MAY 31, 1999

                          PRIME MONEY MARKET PORTFOLIO
                             MONEY MARKET PORTFOLIO

                             CORE TRUST (DELAWARE)

 INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------

           To the Board of Trustees and Partners
           Core Trust (Delaware)

               We have audited the accompanying statements of assets and liabilities of two portfolios of Core Trust (Delaware), Prime Money Market Portfolio and Money Market Portfolio, (collectively, the "Portfolios"), including the schedules of investments, as of May 31, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets and financial highlights for the year then ended and for the period from August 23, 1997 (commencement of operations) to May 31, 1998. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

               We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

               In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolios as of May 31, 1999, the results of their operations, changes in their net assets and financial highlights for each of the years or periods indicated in the first paragraph above, in conformity with generally accepted accounting principles.

                                                         /s/ KPMG LLP

           Boston, Massachusetts
           July 16, 1999

                                                           CORE TRUST (DELAWARE)

 STATEMENTS OF ASSETS AND LIABILITIES                               MAY 31, 1999

--------------------------------------------------------------------------------

                                                                         PRIME MONEY
                                                                            MARKET       MONEY MARKET
                                                                          PORTFOLIO       PORTFOLIO
                                                                        --------------  --------------
ASSETS
  Investments at amortized cost (Note 2)..............................  $3,751,307,480  $2,727,375,137
  Cash................................................................       2,488,892       1,777,386
  Receivable for investments sold.....................................               -      29,792,500
  Receivable for dividends, interest and other receivables............      12,476,960       9,202,371
  Organization costs, net of amortization (Note 2)....................           9,627           9,627
                                                                        --------------  --------------
TOTAL ASSETS..........................................................   3,766,282,959   2,768,157,021
                                                                        --------------  --------------

LIABILITIES
  Payable to custodian (Note 3).......................................          33,656          25,134
  Payable to adviser (Note 3).........................................       1,070,185         238,597
  Payable to other related parties (Note 3)...........................         160,489             278
  Accrued expenses and other liabilities..............................          15,941          13,078
                                                                        --------------  --------------

TOTAL LIABILITIES.....................................................       1,280,271         277,087
                                                                        --------------  --------------

NET ASSETS............................................................  $3,765,002,688  $2,767,879,934
                                                                        ==============  ==============

See Notes to Financial Statements.                         CORE TRUST (DELAWARE)

 STATEMENTS OF OPERATIONS                        FOR THE YEAR ENDED MAY 31, 1999

--------------------------------------------------------------------------------

                                                                        PRIME MONEY
                                                                           MARKET       MONEY MARKET
                                                                         PORTFOLIO        PORTFOLIO
                                                                        -------------   --------------
INVESTMENT INCOME
  Interest income (Note 2)............................................  $197,103,552    $ 150,826,716
                                                                        ------------    -------------
EXPENSES
  Advisory (Note 3)...................................................    12,130,849        3,761,486
  Administration (Note 3).............................................     1,832,945        1,400,619
  Custody (Note 3)....................................................       381,589          295,124
  Accounting (Note 3).................................................        87,500           86,500
  Legal...............................................................        14,498           11,509
  Audit...............................................................        23,734           21,591
  Trustees............................................................         6,869            5,246
  Amortization of organization costs (Note 2).........................         3,036            3,036
  Miscellaneous.......................................................        40,106           15,287
                                                                        ------------    -------------
TOTAL EXPENSES........................................................    14,521,126        5,600,398
  Fees waived and expenses reimbursed (Note 4)........................        (1,419)      (2,360,589)
                                                                        ------------    -------------
NET EXPENSES..........................................................    14,519,707        3,239,809
                                                                        ------------    -------------
NET INVESTMENT INCOME.................................................   182,583,845      147,586,907
NET REALIZED GAIN FROM INVESTMENTS....................................        36,033           27,280
                                                                        ------------    -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................  $182,619,878    $ 147,614,187
                                                                        ============    =============

See Notes to Financial Statements.                         CORE TRUST (DELAWARE)

                                               FOR THE PERIOD ENDED MAY 31, 1998
STATEMENTS OF CHANGES IN NET ASSETS              AND THE YEAR ENDED MAY 31, 1999
--------------------------------------------------------------------------------

                                                                          PRIME MONEY
                                                                            MARKET        MONEY MARKET
                                                                           PORTFOLIO        PORTFOLIO
                                                                        ---------------  ---------------
NET ASSETS -- AUGUST 23, 1997 (COMMENCEMENT OF OPERATIONS)............  $             -  $             -
                                                                        ---------------  ---------------
OPERATIONS
  Net investment income...............................................      117,637,986       95,111,701
  Net realized loss from investments..................................          (42,987)         (21,885)
                                                                        ---------------  ---------------
      Increase in net assets resulting from operations................      117,594,999       95,089,816
                                                                        ---------------  ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
  Contributions (Note 5)..............................................    5,373,694,156    4,410,026,378
  Withdrawals.........................................................   (2,352,537,164)  (2,132,747,532)
                                                                        ---------------  ---------------
      Net increase from transactions in investors' beneficial
       interests......................................................    3,021,156,992    2,277,278,846
                                                                        ---------------  ---------------
NET INCREASE IN NET ASSETS............................................    3,138,751,991    2,372,368,662
                                                                        ---------------  ---------------
NET ASSETS -- MAY 31, 1998............................................    3,138,751,991    2,372,368,662
                                                                        ---------------  ---------------
OPERATIONS
  Net investment income...............................................      182,583,845      147,586,907
  Net realized gain from investments..................................           36,033           27,280
                                                                        ---------------  ---------------
      Increase in net assets resulting from operations................      182,619,878      147,614,187
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
  Contributions.......................................................    4,309,002,882    3,728,647,352
  Withdrawals.........................................................   (3,865,372,063)  (3,480,750,267)
                                                                        ---------------  ---------------
      Net increase from transactions in investors' beneficial
       interests......................................................      443,630,819      247,897,085
                                                                        ---------------  ---------------
NET INCREASE IN NET ASSETS............................................      626,250,697      395,511,272
                                                                        ---------------  ---------------
NET ASSETS -- MAY 31, 1999............................................  $ 3,765,002,688  $ 2,767,879,934
                                                                        ===============  ===============

See Notes to Financial Statements.                         CORE TRUST (DELAWARE)

 FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                                 RATIOS TO AVERAGE
                                                                                    NET ASSETS
                                                                        -----------------------------------
                                                                                                   NET
                                                                         NET        GROSS        INVESTMENT
                                                                        EXPENSES   EXPENSES(B)   INCOME
                                                                        --------   -----------   ----------
PRIME MONEY MARKET PORTFOLIO
  June 1, 1998 to May 31, 1999........................................    0.40%       0.40%         4.98%
  August 23, 1997(c) to May 31, 1998(a)...............................    0.40%       0.40%         5.36%

MONEY MARKET PORTFOLIO
  June 1, 1998 to May 31, 1999........................................    0.12%       0.20%         5.27%
  August 23, 1997(c) to May 31, 1998(a)...............................    0.12%       0.21%         5.64%

(a) Annualized.
(b) During the periods, various fees were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 4).
(c) Commencement of operations.

See Notes to Financial Statements.                         CORE TRUST (DELAWARE)

 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 NOTE 1. ORGANIZATION

Core Trust (Delaware) ("Core Trust") is organized as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"). Core Trust currently has twenty-two separate investment portfolios. These financial statements relate to Prime Money Market Portfolio and Money Market Portfolio (individually, a "Portfolio" and, collectively, the "Portfolios"), each of which is a diversified portfolio. The Portfolios commenced operations on August 23, 1997. Interests in the Portfolios are sold in private placement transactions without any sales charges to qualified investors, including open-end management investment companies.

 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Portfolios:

SECURITY VALUATION - Securities held by the Portfolios are valued as of 4:00 PM, Eastern Time, on each Portfolio business day, utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

SECURITIES TRANSACTIONS AND INTEREST INCOME - Investment transactions are accounted for on the trade date, interest income is recorded on an accrual basis and includes the amortization of premium and the accretion of discount and realized gain and loss on investments sold are recorded on the basis of identified cost. The cost basis of investments for federal income tax purposes at May 31, 1999, is the same as for financial reporting purposes.

FEDERAL TAXES - The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest and gain and loss of the Portfolios are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Portfolios, regardless of whether such interest and gains have been distributed by the Portfolios.

ORGANIZATION COSTS - The costs incurred by each Portfolio in connection with its organization have been capitalized and are being amortized using the straight line method over a five year period beginning on the commencement of the Portfolios' operations.

REPURCHASE AGREEMENTS - Each Portfolio, along with certain other Norwest Advantage Funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements. The Portfolios, through their custodian, receive delivery of the underlying collateral, whose market value must always exceed the repurchase price. In the event of default, a Portfolio may have difficulties with the disposition of the collateral.

 NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The investment adviser of each Portfolio is Norwest Investment Management, Inc. ("Adviser"), a wholly owned subsidiary of Norwest Bank Minnesota, N.A. ("Norwest"). Norwest is a subsidiary of Wells Fargo & Company. The Adviser receives an advisory fee from Core Trust with respect to Prime Money Market Portfolio and Money Market Portfolio at annual rates of 0.40% and 0.20%, respectively, of the average daily net assets for the first
$300 million of average daily net assets of each Portfolio, declining to 0.32% and 0.12%, respectively, of the average daily net assets of each Portfolio in excess of $700 million.

ADMINISTRATION AND OTHER SERVICE PROVIDERS - The administrator to Core Trust is Forum Administrative Services, LLC ("FAdS"). FAdS receives an administration fee of 0.05% of the average daily net assets of each Portfolio.

Norwest also serves as the custodian for the Portfolios and receives a fee of 0.02% of the first $100 million of each Portfolio's average daily net assets, declining to 0.01% of each Portfolio's average daily net assets in excess of $200 million.

Forum Financial Services, Inc. acts as Core Trust's placement agent but receives no compensation for its services.

Forum Accounting Services, LLC provides portfolio accounting and interestholder recordkeeping services to each Portfolio.

 NOTE 4. WAIVERS OF FEES AND REIMBURSEMENT OF EXPENSES

For the year ended May 31, 1999, the Adviser voluntarily waived a portion of its advisory fees and FAdS voluntarily waived a portion of its administration fees for Money Market Portfolio in the amounts of $960,248 and $1,400,341, respectively, and FAds waived a portion of its administration fee for Prime Money Market Portfolio in the amount of $1,419. The Adviser and FAdS, at their discretion, may revise or discontinue the voluntary fee waivers at any time.

                                                           CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------

 NOTE 5. REORGANIZATION

In connection with the merger and division and the contemporaneous commencement of operations of certain Portfolios on August 23, 1997, certain investors contributed all or a portion of their net assets to the Portfolios. The fair market value and tax cost basis of those contributions are as follows:

                                                                            MARKET            TAX COST
PORTFOLIO                                                                   VALUE              BASIS
----------------------------------------------------------------------  ----------------   ------------------
Prime Money Market Portfolio..........................................  $2,699,819,155     $2,699,819,155
Money Market Portfolio................................................   2,101,885,695      2,101,898,478

                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS                                           MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
-------------------------------------------------------------------------
                      PRIME MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------
 ASSET BACKED SECURITIES (1.7%)
  23,302,548    STEERS 1998, Series A39, 4.98% V/R,
                  4/25/00(a)                              $   23,302,548
  41,305,735    WFP Tower B Finance Corp., Short-Term
                  STEERS Trust, Series A, 5.10%
                  V/R,10/8/99(a)                              41,305,735
                                                          --------------

TOTAL ASSET BACKED SECURITIES                                 64,608,283
                                                          --------------
 CERTIFICATES OF DEPOSIT (2.8%)
  30,000,000    Bayerische Landesbank, Girozentrale,
                  New York, 5.65%, 7/22/99                    30,029,050
  50,000,000    Natexis Banque SA, New York Branch,
                  5.71%, 8/3/99                               49,995,041
  25,000,000    Svenska Handelsbanken, New York, 5.65%,
                  8/10/99                                     25,035,004
                                                          --------------

TOTAL CERTIFICATES OF DEPOSIT                                105,059,095
                                                          --------------
 COMMERCIAL PAPER (57.3%)
  20,600,000    Ace Overseas Corp., 4.92%, 8/17/99(a)         20,383,220
  66,115,000    Ace Overseas Corp., 4.95%, 8/20/99(a)         65,387,734
  15,366,000    Atlantis One-Funding Corp., 4.90%,
                  8/25/99                                     15,188,223
  79,000,000    Barton Capital Corp., 4.95%, 6/1/99(a)        79,000,000
   5,411,000    Barton Capital Corp., 5.04%, 8/12/99(a)        5,356,457
   5,848,000    Barton Capital Corp., 5.06%, 6/8/99(a)         5,842,246
  15,300,000    Bavaria GLB Corp., 4.84%, 7/15/99(a)          15,209,305
  27,000,000    Bavaria GLB Corp., 4.85%, 7/1/99(a)           26,890,875
  20,000,000    Beta Finance Inc., 4.88%, 1/18/00(a)          19,373,734
  20,000,000    CC (USA), Inc., 4.87%, 8/27/99(a)             19,764,859
   7,000,000    CC (USA), Inc., 4.91%, 8/27/99(a)              6,916,939
 103,000,000    China Merchants Holdings, 5.00%, 6/1/99      103,000,000
  30,000,000    Christiania Bank, 4.88%, 1/14/00              29,076,868
   7,310,000    City of New York, NY, Bayerische
                  Landesbank Girozentale, LOC, 5.04%,
                  6/22/99                                      7,310,000
  50,000,000    Commonwealth Bank of Australia, 4.77%,
                  11/9/99                                     48,933,375
  25,000,000    Compass Securitization, 4.88%,
                  6/18/99(a)                                  24,942,389
  30,000,000    Conduit Asset Backed Securities Ltd.,
                  4.90%, 6/17/99(a)                           29,934,667
  38,313,000    Conduit Asset Backed Securities Ltd.,
                  4.90%, 7/8/99(a)                            38,120,052
  10,000,000    Conduit Asset Backed Securities Ltd.,
                  4.90%, 8/6/99(a)                             9,910,167
  18,618,000    Conduit Asset Backed Securities Ltd.,
                  4.90%, 8/30/99(a)                           18,389,930
  38,963,000    Conduit Asset Backed Securities Ltd.,
                  4.91%, 6/11/99(a)                           38,909,859
  19,198,000    CPI Funding Corp., 4.89%, 9/27/99(a)          18,890,289
  38,557,000    CPI Funding Corp., 4.90%, 8/25/99(a)          38,110,917
  58,615,000    CPI Funding Corp., 4.92%, 6/25/99(a)          58,422,743
  40,000,000    Cregem North America, 4.94%, 12/23/99         38,874,780
   8,500,000    CXC, Inc., 4.91%, 8/25/99                      8,401,460
  60,000,000    Deutsche Bank Financial, Inc., 4.85%,
                  1/21/00                                     58,108,501

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
-------------------------------------------------------------------------
                PRIME MONEY MARKET PORTFOLIO (continued)
-------------------------------------------------------------------------
  25,000,000    Dorada Corp., 4.80%, 8/4/99(a)            $   24,786,667
  50,000,000    Dorada Corp., 4.86%, 7/6/99(a)                49,764,042
  13,500,000    Dorada Corp., 4.91%, 8/16/99(a)               13,360,065
  50,000,000    Dorada Corp., 4.91%, 8/20/99(a)               49,454,445
  75,000,000    Dresdner, 4.86%, 1/4/00                       72,701,625
  60,000,000    Grand Funding Corp., 4.85%, 6/9/99(a)         59,935,333
  39,270,000    Grand Funding Corp., 4.90%, 8/27/99(a)        38,804,978
  30,000,000    K2 (USA) LLC, 4.85%, 7/13/99(a)               29,830,250
  25,000,000    KBC Trust, 4.84%, 6/14/99(a)                  24,956,306
  80,000,000    KBC Trust, 4.85%, 7/15/99(a)                  79,525,778
  69,000,000    KBC Trust, 4.99%, 8/24/99(a)                  68,196,611
  40,000,000    Lexington Parker Capital Co. LLC.,
                  4.78%, 7/20/99(a)                           39,739,756
  37,175,000    MOAT Funding LLC, 4.80%, 7/6/99(a)            37,001,517
  20,000,000    MOAT Funding LLC, 4.82%, 6/29/99(a)           19,925,022
  32,153,000    MOAT Funding LLC, 4.86%, 7/8/99(a)            31,992,396
  30,028,000    MOAT Funding LLC, 4.90%, 6/17/99(a)           29,962,606
  25,000,000    Moriarty Ltd., 4.90%, 8/19/99(a)              24,731,181
 130,000,000    Natexis US Finance Corp, 4.95%, 12/22/99     126,353,500
  85,000,000    Preferred Receivables Corp, 4.95%,
                  6/1/99                                      85,000,000
 175,000,000    Sheffield Receivables Corp., 4.95%,
                  6/1/99(a)                                  175,000,000
  35,000,000    Sigma Finance Corp., 4.80%, 8/2/99(a)         34,710,667
  30,000,000    Sigma Finance Corp., 4.85%, 10/12/99(a)       29,462,459
  60,000,000    Special Purpose Accounts Receivables
                  Cooperative Corp., 4.85%, 6/21/99(a)        59,838,333
  50,000,000    Swedbank, Inc., 4.78%, 10/4/99                49,170,140
  47,860,000    Triple A One Funding, 4.91%, 7/9/99           47,611,952
                                                          --------------

TOTAL COMMERCIAL PAPER                                     2,150,465,218
                                                          --------------
 CORPORATE NOTES (27.4%)
  10,000,000    Asset Backed Trust 1996 Series A-4,
                  4.96% V/R, 1/18/00(a)                       10,000,000
  30,000,000    Bear Stearns Cos., Inc., 5.05% V/R,
                  6/15/00                                     30,000,000
  15,000,000    Bear Stearns Cos., Inc., 5.05% V/R,
                  6/15/00                                     14,996,725
  45,000,000    Bear Stearns Cos., Inc., 5.25%, 1/18/00       45,000,000
  15,000,000    Bear Stearns Cos., Inc. 5.32% V/R,
                  11/30/99                                    15,000,000
  30,000,000    Bear Stearns Cos., Inc., 5.40% V/R,
                  11/1/99                                     30,000,000
  30,000,000    Bear Stearns Cos., Inc., Series B, 5.40%
                  V/R, 10/27/99                               30,000,000
  80,000,000    Beta Finance Inc., 4.99% V/R,
                  11/12/99(a)                                 79,971,769
  20,000,000    Bishop's Gate Residential Mortgage
                  Trust, Series 1998-2, 5.10% V/R,
                  11/22/99                                    20,000,000
  25,000,000    BRAVO Trust Series 1997-1, 5.05% V/R,
                  1/18/00(a)                                  25,000,000
   5,000,000    Caterpillar Financial Services Corp.,
                  6.25%, 1/20/00                               5,033,530
  80,000,000    CC (USA), Inc., 5.13%, 1/12/00(a)             80,000,000
  26,000,000    CC (USA), Inc., 5.14%, 1/19/00(a)             26,000,000
  50,000,000    Goldman Sachs Group, 5.76%, 1/14/00           50,173,201
  20,000,000    K2 (USA) LLC, 5.20%, 3/29/00(a)               19,996,699
  60,000,000    Key Bank, N.A, Cleveland, 5.02% V/R,
                  10/14/99                                    60,001,087
  30,000,000    Liberty Lighthouse US Capital Co., LLC,
                  4.88% V/R, 9/1/99(a)                        29,998,549

See Notes to Schedules of Investments and Notes to Financial Statements.
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
-------------------------------------------------------------------------
                PRIME MONEY MARKET PORTFOLIO (continued)
-------------------------------------------------------------------------
  60,000,000    Liberty Lighthouse US Capital Co., LLC,
                  4.88% V/R, 9/9/99(a)                    $   59,996,793
  50,000,000    Liberty Lighthouse US Capital Co., LLC,
                  4.98% V/R, 10/8/99(a)                       49,985,466
  80,000,000    Merrill Lynch & Co., Inc., 5.14%,
                  2/11/00                                     79,999,222
  40,000,000    Morgan Stanley Group, Inc., 5.10% V/R,
                  5/15/01                                     40,000,000
  87,500,000    Sigma Finance Corp., 5.02% V/R,
                  10/28/99(a)                                 87,500,000
  20,000,000    STEERS, Medium Term, Series 1997 A-28,
                  4.98% V/R, 9/23/99(a)                       20,000,000
  28,000,000    STEERS, Series 1998 A-40, Conti Mortgage
                  Home Equity Loan Trust, 5.01% V/R,
                  1/18/00(a)                                  28,000,000
  42,000,000    SunAmerica, Inc., 6.20%, 10/31/99             42,198,927
  20,000,000    Syndicated Loan Funding Trust,
                  Series 1999-1, 5.15% V/R, 2/15/00           20,000,000
  30,000,000    Transamerica Life Insurance & Annuity
                  Co., 5.11% V/R, 4/12/00                     30,000,000
                                                          --------------
TOTAL CORPORATE NOTES                                      1,028,851,968
                                                          --------------
 FLOATING RATE FUNDING AGREEMENTS (2.7%)
  30,000,000    Allstate Life Insurance Co., 5.10% V/R,
                  8/25/99(a)                                  30,000,000
  40,000,000    Monumental Life, 5.01% V/R, 5/15/00           40,000,000
  30,000,000    Monumental Life, 5.05% V/R, 5/15/00           30,000,000
                                                          --------------

TOTAL FLOATING RATE FUNDING AGREEMENTS                       100,000,000
                                                          --------------
 MASTER NOTES (0.3%)
  10,000,000    General Electric Co., 4.85% V/R, 6/8/99       10,000,000
                                                          --------------
 MUNICIPAL NOTES (0.3%)
   4,700,000    Durham, NC, COP, Series B, 4.83% V/R,
                  7/1/03                                       4,700,000
   1,190,000    Kalamazoo Funding Corp., Old Kent Bank,
                  LOC, 4.98% V/R, 12/15/26                     1,190,000
     615,000    Kalamazoo Funding Corp., Old Kent Bank,
                  LOC, 4.98% V/R, 12/15/26                       615,000
   1,065,000    Kalamazoo Funding Corp., Old Kent Bank,
                  LOC, 4.98% V/R, 12/15/26                     1,065,000
   1,495,000    Kalamazoo Funding Corp., Old Kent Bank,
                  LOC, 4.98% V/R, 12/15/26                     1,495,000
     570,000    Kalamazoo Funding Corp., Old Kent Bank,
                  LOC, 4.98% V/R, 12/15/26                       570,000
     640,000    Kalamazoo Funding Corp., Old Kent Bank,
                  LOC, 4.98% V/R, 12/15/26                       640,000
   1,100,000    Prince William County, VA, Taxable
                  Notes, Series A, Wachovia Bank of
                  North Carolina, LOC, 4.83% V/R, 3/1/17       1,100,000
                                                          --------------

TOTAL MUNICIPAL NOTES                                         11,375,000
                                                          --------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
-------------------------------------------------------------------------
                PRIME MONEY MARKET PORTFOLIO (continued)
-------------------------------------------------------------------------
 REPURCHASE AGREEMENTS (0.6%)
  22,352,527    Merrill Lynch & Co., 4.68%, 6/1/99,
                  collateralized by $57,649,961 U.S.
                  Government Securities, 3.38%, 6/1/17,
                  with an aggregate market value of
                  $22,800,008                             $   22,352,527
                                                          --------------
 TIME DEPOSITS (6.9%)
  83,595,389    Societe Generale, Grand Cayman, 4.50%,
                  6/1/99                                      83,595,389
 175,000,000    Southtrust Bank, Grand Cayman, 4.81%,
                  6/1/99                                     175,000,000
                                                          --------------

TOTAL TIME DEPOSITS                                          258,595,389
                                                          --------------

TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (100.0%)
                                                          $3,751,307,480
                                                          ==============
-------------------------------------------------------------------------
                         MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------
 ASSET BACKED SECURITIES (1.8%)
$ 15,535,032    STEERS 1998, Series A39, 4.98% V/R,
                  4/25/00                                 $   15,535,031
  19,211,970    WFP Tower B Finance Corp., Short-Term
                  STEERS Trust, Series A, 5.10%
                  V/R,10/8/99                                 19,211,970
  14,408,977    WFP Tower B Finance Corp., Short-Term
                  STEERS Trust, Series A, 5.10%
                  V/R,10/8/99                                 14,408,977
                                                          --------------

TOTAL ASSET BACKED SECURITIES                                 49,155,978
                                                          --------------
 CERTIFICATES OF DEPOSIT (2.8%)
  20,000,000    Bayerische Landesbank, Girozentrale,
                  New York, 5.65%, 7/22/99                    20,019,366
  38,000,000    Natexis Banque SA, New York Branch,
                  5.71%, 8/3/99                               37,996,231
  18,000,000    Svenska Handelsbanken, New York, 5.67%,
                  8/10/99                                     18,025,263
                                                          --------------

TOTAL CERTIFICATES OF DEPOSIT                                 76,040,860
                                                          --------------
 COMMERCIAL PAPER (62.8%)
  75,000,000    Ace Overseas Corp., 4.78%, 7/22/99(a)         74,492,125
  25,000,000    Ace Overseas Corp., 4.85%, 8/16/99(a)         24,744,028
  25,000,000    Barton Capital Corp., 4.95%, 6/1/99(a)        25,000,000
  20,000,000    Bavaria GLB Corp., 4.84%, 7/15/99(a)          19,881,689
  33,500,000    CC (USA), Inc., 4.84%, 7/14/99(a)             33,306,333
   7,000,000    CC (USA), Inc., 4.91%, 8/27/99(a)              6,916,939
  25,000,000    China Merchants Holdings, 5.00%, 6/1/99       25,000,000
  20,000,000    Christiania Bank, 4.88%, 1/14/00              19,384,578
  25,389,000    City of Austin, TX, Landesbank Hessen-
                  Thueringen GZ, LOC, 4.88%, 8/10/99          25,148,087
  50,000,000    Commonwealth Bank of Australia, 4.77%,
                  11/5/99                                     48,959,875

See Notes to Schedules of Investments and Notes to Financial Statements.
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
-------------------------------------------------------------------------
                   MONEY MARKET PORTFOLIO (continued)
-------------------------------------------------------------------------
  10,245,000    Conduit Asset Backed Securities Ltd.,
                  4.90%, 6/17/99(a)                       $   10,222,689
  20,495,000    Conduit Asset Backed Securities Ltd.,
                  4.90%, 6/23/99(a)                           20,433,629
  25,000,000    Conduit Asset Backed Securities Ltd.,
                  4.90%, 7/8/99(a)                            24,874,098
   5,307,000    Conduit Asset Backed Securities Ltd.,
                  4.90%, 8/6/99(a)                             5,259,326
  15,000,000    Conduit Asset Backed Securities Ltd.,
                  4.90%, 8/30/99(a)                           14,816,251
  29,611,000    Conduit Asset Backed Securities Ltd.,
                  4.91%, 6/9/99(a)                            29,578,691
  30,000,000    CPI Funding Corp., 4.89%, 9/27/99(a)          29,519,150
  40,000,000    CPI Funding Corp., 4.92%, 6/25/99(a)          39,868,800
  37,500,000    Cregem North America, 4.94%, 12/27/99         36,424,522
   8,500,000    CXC, Inc., 4.91%, 8/25/99                      8,401,460
  40,000,000    Deutsche Bank Financial, Inc., 4.85%,
                  1/21/00                                     38,739,002
  14,000,000    Dorada Corp., 4.80%, 8/4/99(a)                13,880,534
  20,000,000    Dorada Corp., 4.85%, 7/6/99(a)                19,905,695
  12,000,000    Dorada Corp., 4.86%, 7/6/99(a)                11,943,300
  25,000,000    Dresdner, 4.86%, 1/4/00                       24,233,875
  40,000,000    Grand Funding Corp., 4.85%, 6/9/99(a)         39,956,889
  55,795,000    Grand Funding Corp., 4.89%, 7/21/99(a)        55,416,059
  40,000,000    Grand Funding Corp., 4.90%, 8/27/99(a)        39,526,334
  29,200,000    K2 (USA) LLC, 4.84%, 6/22/99(a)               29,117,559
  14,000,000    K2 (USA) LLC, 4.85%, 6/9/99(a)                13,984,911
  50,000,000    K2 (USA) LLC, 4.85%, 7/13/99(a)               49,717,083
  25,000,000    KBC Trust, 4.84%, 6/14/99(a)                  24,956,306
  40,000,000    KBC Trust, 4.85%, 7/15/99(a)                  39,762,889
  17,000,000    KBC Trust, 4.99%, 8/24/99(a)                  16,802,064
  75,000,000    Lexington Parker Capital Co. LLC.,
                  4.78%, 7/16/99(a)                           74,551,875
  50,000,000    Lexington Parker Capital Co. LLC.,
                  4.78%, 7/20/99(a)                           49,674,695
  31,000,000    MOAT Funding LLC, 4.80%, 7/6/99(a)            30,855,333
  20,000,000    MOAT Funding LLC, 4.82%, 6/29/99(a)           19,925,022
  25,865,000    MOAT Funding LLC, 4.84%, 7/9/99(a)            25,732,859
  35,919,000    MOAT Funding LLC, 4.90%, 9/27/99(a)           35,342,102
  50,000,000    Moriarty Ltd., 4.90%, 8/19/99(a)              49,462,362
  95,000,000    Natexis US Finance Corp, 4.95%, 12/22/99      92,335,250
  28,000,000    Preferred Receivables Corp, 4.95%,
                  6/1/99                                      28,000,000
 118,000,000    Sheffield Receivables Corp., 4.95%,
                  6/1/99(a)                                  118,000,000
  15,000,000    Sigma Finance Corp., 4.80%, 8/2/99(a)         14,876,000
  20,000,000    Sigma Finance Corp., 4.85%, 10/12/99(a)       19,641,639
  15,000,000    Sigma Finance Corp., 4.88%, 8/31/99(a)        14,814,967
  25,000,000    Special Purpose Accounts Receivables
                  Cooperative Corp., 4.83%, 6/10/99(a)        24,969,813
  40,000,000    Special Purpose Accounts Receivables
                  Cooperative Corp., 4.85%, 6/21/99(a)        39,892,222
  23,874,000    Sunbelt-Dix Inc., 4.88%, 6/1/99               23,874,000
  40,000,000    Swedbank, Inc., 4.78%, 10/4/99                39,336,111
  23,000,000    Swedbank, Inc., 4.85%, 7/16/99                22,860,563
  51,000,000    Trident Capital Finance, 4.83%,
                  10/12/99(a)                                 50,089,948
                                                          --------------

TOTAL COMMERCIAL PAPER                                     1,714,409,531
                                                          --------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
-------------------------------------------------------------------------
                   MONEY MARKET PORTFOLIO (continued)
-------------------------------------------------------------------------
 CORPORATE NOTES (27.3%)
   5,000,000    Asset Backed Trust 1996 Series A-4,
                  4.96% V/R, 1/18/00(a)                   $    5,000,000
  20,000,000    Bear Stearns Cos., Inc., 5.05% V/R,
                  6/15/00                                     20,000,000
  10,000,000    Bear Stearns Cos., Inc., 5.05% V/R,
                  6/15/00                                      9,997,817
  45,000,000    Bear Stearns Cos., Inc., 5.25%, 1/18/00       45,000,000
  10,000,000    Bear Stearns Cos., Inc. 5.32% V/R,
                  11/30/99                                    10,000,000
  20,000,000    Bear Stearns Cos., Inc., 5.40% V/R,
                  11/1/99                                     20,000,000
  20,000,000    Bear Stearns Cos., Inc., Series B, 5.40%
                  V/R, 10/27/99                               20,000,000
  60,000,000    Beta Finance Inc., 4.99% V/R,
                  11/12/99(a)                                 59,978,826
  10,000,000    Bishop's Gate Residential Mortgage
                  Trust, Series 1998-2, 5.10% V/R,
                  11/22/99                                    10,000,000
  20,000,000    BRAVO Trust Series 1997-1, 5.05% V/R,
                  1/18/00(a)                                  20,000,000
   5,000,000    Caterpillar Financial Services Corp.,
                  6.25%, 1/20/00                               5,033,530
  60,000,000    CC (USA), Inc., 5.13%, 1/12/00(a)             60,000,000
  15,000,000    CC (USA), Inc., 5.14%, 1/19/00(a)             15,000,000
  20,000,000    Goldman Sachs Group, 5.76%, 1/14/00           20,068,953
  15,000,000    K2 (USA) LLC, 5.20%, 3/29/00(a)               14,997,525
  40,000,000    Key Bank, N.A, Cleveland, 5.02% V/R,
                  10/14/99                                    40,000,724
  20,000,000    Liberty Lighthouse US Capital Co., LLC,
                  4.88% V/R, 9/1/99(a)                        19,999,033
  40,000,000    Liberty Lighthouse US Capital Co., LLC,
                  4.88% V/R, 9/9/99(a)                        39,997,864
  20,000,000    Liberty Lighthouse US Capital Co., LLC,
                  4.98% V/R, 10/8/99(a)                       19,997,250
  30,000,000    Liberty Lighthouse US Capital Co., LLC,
                  4.98% V/R, 10/8/99(a)                       29,984,388
  67,000,000    Merrill Lynch & Co., Inc., 5.14%,
                  2/11/00                                     66,999,348
  30,000,000    Morgan Stanley Group, Inc., 5.10% V/R,
                  11/15/99                                    30,000,000
  60,000,000    Sigma Finance Corp., 5.02% V/R,
                  10/28/99(a)                                 60,000,000
  20,000,000    STEERS, Medium Term, Series 1997 A-28,
                  4.98% V/R, 9/23/99(a)                       20,000,000
  19,000,000    STEERS, Series 1998 A-40, Conti Mortgage
                  Home Equity Loan Trust, 5.01% V/R,
                  1/18/00(a)                                  19,000,000
  28,100,000    SunAmerica, Inc., 6.20%, 10/31/99             28,233,510
  15,000,000    Syndicated Loan Funding Trust,
                  Series 1999-1, 5.15% V/R, 2/15/00(a)        15,000,000
  20,000,000    Transamerica Life Insurance & Annuity
                  Co., 5.11% V/R, 4/12/00                     20,000,000
                                                          --------------

TOTAL CORPORATE NOTES                                        744,288,768
                                                          --------------
 FLOATING RATE FUNDING AGREEMENTS (2.7%)
  20,000,000    Allstate Life Insurance Co., 5.10% V/R,
                  8/26/99(a)                                  20,000,000
  35,000,000    Monumental Life, 5.01% V/R, 5/15/00           35,000,000
  20,000,000    Monumental Life, 5.05% V/R, 3/15/00           20,000,000
                                                          --------------

TOTAL FLOATING RATE FUNDING AGREEMENTS                        75,000,000
                                                          --------------

See Notes to Schedules of Investments and Notes to Financial Statements.
                                                           CORE TRUST (DELAWARE)

 SCHEDULES OF INVESTMENTS (CONTINUED)                               MAY 31, 1999

--------------------------------------------------------------------------------

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
-------------------------------------------------------------------------
                   MONEY MARKET PORTFOLIO (continued)
-------------------------------------------------------------------------
 MASTER NOTES (0.4%)
  10,000,000    General Electric Co., 4.85% V/R, 6/8/99   $   10,000,000
                                                          --------------
 MUNICIPAL BONDS & NOTES (0.4%)
     900,000    Durham, NC, COP, Series B, 4.83% V/R,
                  7/1/03                                         900,000
   2,700,000    Durham, NC, COP, Series B, 4.83% V/R,
                  7/1/03                                       2,700,000
     440,000    Kalamazoo Funding Corp., Old Kent Bank,
                  LOC, 4.98% V/R, 12/15/26                       440,000
     820,000    Kalamazoo Funding Corp., Old Kent Bank,
                  LOC, 4.98% V/R, 12/15/26                       820,000
     925,000    Kalamazoo Funding Corp., Old Kent Bank,
                  LOC, 4.98% V/R, 12/15/26                       925,000
     405,000    Kalamazoo Funding Corp., Old Kent Bank,
                  LOC, 4.98% V/R, 12/15/26                       405,000
     380,000    Kalamazoo Funding Corp., Old Kent Bank,
                  LOC, 4.98% V/R, 12/15/26                       380,000
   1,090,000    Kalamazoo Funding Corp., Old Kent Bank,
                  LOC, 4.98% V/R, 12/15/26                     1,090,000
   1,320,000    Kalamazoo Funding Corp., Old Kent Bank,
                  LOC, 4.98% V/R, 12/15/26                     1,320,000
     900,000    Prince William County, VA, Taxable
                  Notes, Series A, Wachovia Bank of
                  North Carolina, LOC, 4.83% V/R, 3/1/17         900,000
                                                          --------------

TOTAL MUNICIPAL BONDS & NOTES                                  9,880,000
                                                          --------------
 TIME DEPOSITS (1.8%)
  23,600,000    Societe Generale, Grand Cayman, 4.50%,
                  6/1/99                                      23,600,000

 FACE/SHARE                     SECURITY
   AMOUNT                     DESCRIPTION                     VALUE
-------------------------------------------------------------------------
                   MONEY MARKET PORTFOLIO (continued)
-------------------------------------------------------------------------
  25,000,000    Southtrust Bank, 4.81%, 6/1/99            $   25,000,000
                                                          --------------

TOTAL TIME DEPOSITS                                           48,600,000
                                                          --------------

TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (100.0%)
                                                          $2,727,375,137
                                                          ==============

--------------------------------------------------------------------------------
                       NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
(a) Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to 4(2) of the Securities Act of 1933, as amended. These securities had been determined to be liquid pursuant to procedures adopted by the Board of Trustees.

ABBREVIATIONS

COP        Certificate of Participation
LOC        Letter of Credit
V/R        Variable Rate -- These securities are deemed to have a
                          maturity remaining until the next
                          adjustment of the interest rate or the
                          longer of the demand period or
                          readjustment. The interest rates shown
                          reflect the rate in effect on May 31,
                          1999.

See Notes to Schedules of Investments and Notes to Financial Statements.
                                                           CORE TRUST (DELAWARE)

Norwest Advantage Funds
Sixth & Marquette
MAC N9305-109
Minneapolis, MN 55479





Shareholder Services
Minneapolis/St. Paul 1-612-667-8833
Elsewhere 1-800-338-1348

Norwest Investment Management, Inc.
Investment Adviser

Norwest Bank Minnesota, N.A.
Transfer Agent
Custodian

Forum Financial Services, Inc.
Manager and Distributor

-Copyright-1999 Norwest Advantage Funds
NW MM SAR (11/99)


This report is for distribution only to shareholders and may be distributed to others only if preceded or accompanied by current prospectuses of the Norwest Advantage Funds.


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